UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09645

Columbia Funds Series Trust

(Exact name of registrant as specified in charter)

290 Congress Street

Boston, MA 02210

(Address of principal executive offices) (Zip code)

Michael G. Clarke

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

Ryan C. Larrenaga, Esq.

c/o Columbia Management Investment Advisers, LLC

290 Congress Street

Boston, MA 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 345-6611

Date of fiscal year end: Last Day of March

Date of reporting period: March 31, 2026

Item 1. Reports to Stockholders.

Columbia Short Term Bond Fund

Class A | NSTRX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$72	0.70%

Management's Discussion of Fund Performance

The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, investment-grade corporates, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s relative performance during the annual period. High-yield corporates also contributed to the Fund’s relative performance as an out-of-benchmark allocation.

Security selection | Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors also contributed to the Fund’s relative performance.

Top Performance Detractors

Allocations | An underweight allocation to the investment-grade corporate bond sector detracted modestly from the Fund’s relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.

Duration and curve positioning | The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve continued easing monetary policy during the period with three 25 basis point cuts resulting in a flattening of the yield curve. However, market volatility and the conflict in Iran have the Fed cautious on future reductions in the fed funds target rate in 2026 due to economic uncertainty and the long-term impact of a potential prolonged war.

Columbia Short Term Bond Fund | Class A | ASR222-01_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class A shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Short Term Bond Fund Class A (including sales charges) ($12,527)	Bloomberg U.S. Aggregate Bond Index ($11,835)	Bloomberg 1-3 Year Government/Credit Index ($12,213)
03/16	$9,901	$10,000	$10,000
04/16	$9,924	$10,038	$10,014
05/16	$9,918	$10,041	$10,007
06/16	$9,973	$10,221	$10,067
07/16	$9,979	$10,286	$10,069
08/16	$9,976	$10,274	$10,058
09/16	$9,993	$10,268	$10,069
10/16	$9,990	$10,190	$10,066
11/16	$9,947	$9,949	$10,024
12/16	$9,955	$9,963	$10,030
01/17	$9,973	$9,982	$10,049
02/17	$9,991	$10,049	$10,066
03/17	$9,990	$10,044	$10,071
04/17	$10,010	$10,122	$10,090
05/17	$10,030	$10,199	$10,106
06/17	$10,021	$10,189	$10,102
07/17	$10,052	$10,233	$10,128
08/17	$10,063	$10,325	$10,149
09/17	$10,054	$10,276	$10,136
10/17	$10,054	$10,282	$10,134
11/17	$10,034	$10,268	$10,112
12/17	$10,033	$10,316	$10,115
01/18	$10,011	$10,197	$10,088
02/18	$9,998	$10,100	$10,079
03/18	$10,005	$10,165	$10,095
04/18	$10,002	$10,089	$10,084
05/18	$10,030	$10,161	$10,122
06/18	$10,028	$10,149	$10,123
07/18	$10,027	$10,151	$10,129
08/18	$10,067	$10,216	$10,164
09/18	$10,048	$10,151	$10,157
10/18	$10,051	$10,070	$10,168
11/18	$10,034	$10,131	$10,197
12/18	$10,080	$10,317	$10,277
01/19	$10,149	$10,426	$10,317
02/19	$10,178	$10,420	$10,333
03/19	$10,261	$10,620	$10,401
04/19	$10,295	$10,623	$10,425
05/19	$10,368	$10,812	$10,497
06/19	$10,432	$10,947	$10,555
07/19	$10,435	$10,971	$10,549
08/19	$10,511	$11,256	$10,634
09/19	$10,501	$11,196	$10,628
10/19	$10,532	$11,230	$10,665
11/19	$10,539	$11,224	$10,665
12/19	$10,566	$11,216	$10,691
01/20	$10,644	$11,432	$10,750
02/20	$10,700	$11,638	$10,838
03/20	$9,960	$11,569	$10,871
04/20	$10,237	$11,775	$10,940
05/20	$10,428	$11,830	$10,977
06/20	$10,597	$11,904	$10,999
07/20	$10,701	$12,082	$11,019
08/20	$10,770	$11,984	$11,023
09/20	$10,785	$11,978	$11,024
10/20	$10,799	$11,924	$11,026
11/20	$10,866	$12,041	$11,037
12/20	$10,910	$12,058	$11,047
01/21	$10,944	$11,971	$11,051
02/21	$10,944	$11,799	$11,048
03/21	$10,933	$11,651	$11,043
04/21	$10,965	$11,743	$11,051
05/21	$10,986	$11,782	$11,064
06/21	$10,986	$11,864	$11,047
07/21	$11,009	$11,997	$11,066
08/21	$11,011	$11,974	$11,066
09/21	$11,002	$11,871	$11,057
10/21	$10,972	$11,867	$11,021
11/21	$10,951	$11,902	$11,012
12/21	$10,962	$11,872	$10,995
01/22	$10,875	$11,616	$10,916
02/22	$10,809	$11,487	$10,869
03/22	$10,679	$11,168	$10,721
04/22	$10,592	$10,744	$10,664
05/22	$10,604	$10,813	$10,729
06/22	$10,453	$10,643	$10,654
07/22	$10,546	$10,903	$10,710
08/22	$10,498	$10,595	$10,626
09/22	$10,342	$10,138	$10,496
10/22	$10,276	$10,006	$10,483
11/22	$10,381	$10,374	$10,570
12/22	$10,422	$10,327	$10,590
01/23	$10,610	$10,645	$10,675
02/23	$10,544	$10,370	$10,595
03/23	$10,645	$10,633	$10,750
04/23	$10,703	$10,698	$10,786
05/23	$10,681	$10,581	$10,753
06/23	$10,673	$10,544	$10,710
07/23	$10,732	$10,536	$10,755
08/23	$10,789	$10,469	$10,793
09/23	$10,777	$10,203	$10,788
10/23	$10,776	$10,042	$10,821
11/23	$10,971	$10,497	$10,947
12/23	$11,155	$10,898	$11,078
01/24	$11,225	$10,868	$11,121
02/24	$11,215	$10,715	$11,081
03/24	$11,276	$10,814	$11,125
04/24	$11,257	$10,541	$11,088
05/24	$11,355	$10,719	$11,168
06/24	$11,432	$10,821	$11,231
07/24	$11,569	$11,074	$11,364
08/24	$11,672	$11,233	$11,467
09/24	$11,777	$11,383	$11,563
10/24	$11,727	$11,101	$11,497
11/24	$11,784	$11,218	$11,536
12/24	$11,818	$11,035	$11,561
01/25	$11,888	$11,093	$11,613
02/25	$11,958	$11,337	$11,695
03/25	$11,979	$11,342	$11,749
04/25	$12,037	$11,386	$11,838
05/25	$12,069	$11,305	$11,822
06/25	$12,176	$11,478	$11,898
07/25	$12,185	$11,448	$11,895
08/25	$12,293	$11,585	$12,000
09/25	$12,351	$11,711	$12,040
10/25	$12,385	$11,785	$12,080
11/25	$12,429	$11,858	$12,137
12/25	$12,487	$11,840	$12,179
01/26	$12,531	$11,853	$12,207
02/26	$12,587	$12,047	$12,270
03/26	$12,527	$11,835	$12,213
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	4.58	2.76	2.38
Class A (including sales charges)	3.52	2.56	2.28
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year Government/Credit Index	3.96	2.04	2.02

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,665,882,158
Total number of portfolio holdings	601
Management services fees (represents 0.42% of Fund average net assets)	$6,737,672
Portfolio turnover for the reporting period	76%

Columbia Short Term Bond Fund | Class A | ASR222-01_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Vista Point Securitization Trust, Series 2025-CES2, Class A1 5.601% 08/25/2055	1.6%
Extended Stay America Trust, Series 2025-ESH, Class A 4.973% 10/15/2042	1.1%
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1 5.738% 11/25/2069	1.1%
U.S Treasury Bills 3.700% 04/23/2026	1.0%
Affirm Master Trust, Series 2025-1A, Class A 4.990% 02/15/2033	1.0%
Aimco CLO Ltd., Series 2020-11A, Class A1R2 5.008% 07/17/2037	1.0%
Progress Residential Trust, Series 2022-SFR6, Class A 4.451% 07/20/2039	0.9%
Magnetite XXXVI Ltd., Series 2025-36A, Class AR 4.988% 07/25/2038	0.9%
Elmwood CLO Ltd., Series 2025-3A, Class A 4.908% 03/22/2038	0.9%
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A 4.595% 12/15/2034	0.9%

Asset Categories

Table Summary
Corporate Bonds & Notes	34.0%
Residential Mortgage-Backed Securities - Non-Agency	28.6%
Asset-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.7%
Residential Mortgage-Backed Securities - Agency	2.1%
Money Market Funds	1.6%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund | Class A | ASR222-01_(05/26) |

Columbia Short Term Bond Fund

Class C | NSTIX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$128	1.25%

Management's Discussion of Fund Performance

The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, investment-grade corporates, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s relative performance during the annual period. High-yield corporates also contributed to the Fund’s relative performance as an out-of-benchmark allocation.

Security selection | Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors also contributed to the Fund’s relative performance.

Top Performance Detractors

Allocations | An underweight allocation to the investment-grade corporate bond sector detracted modestly from the Fund’s relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.

Duration and curve positioning | The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve continued easing monetary policy during the period with three 25 basis point cuts resulting in a flattening of the yield curve. However, market volatility and the conflict in Iran have the Fed cautious on future reductions in the fed funds target rate in 2026 due to economic uncertainty and the long-term impact of a potential prolonged war.

Columbia Short Term Bond Fund | Class C | ASR222-04_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Short Term Bond Fund Class C (including sales charges) ($11,952)	Bloomberg U.S. Aggregate Bond Index ($11,835)	Bloomberg 1-3 Year Government/Credit Index ($12,213)
03/16	$10,000	$10,000	$10,000
04/16	$10,020	$10,038	$10,014
05/16	$10,010	$10,041	$10,007
06/16	$10,061	$10,221	$10,067
07/16	$10,062	$10,286	$10,069
08/16	$10,053	$10,274	$10,058
09/16	$10,055	$10,268	$10,069
10/16	$10,057	$10,190	$10,066
11/16	$10,009	$9,949	$10,024
12/16	$10,012	$9,963	$10,030
01/17	$10,025	$9,982	$10,049
02/17	$10,039	$10,049	$10,066
03/17	$10,033	$10,044	$10,071
04/17	$10,047	$10,122	$10,090
05/17	$10,062	$10,199	$10,106
06/17	$10,048	$10,189	$10,102
07/17	$10,064	$10,233	$10,128
08/17	$10,080	$10,325	$10,149
09/17	$10,066	$10,276	$10,136
10/17	$10,062	$10,282	$10,134
11/17	$10,037	$10,268	$10,112
12/17	$10,030	$10,316	$10,115
01/18	$10,003	$10,197	$10,088
02/18	$9,986	$10,100	$10,079
03/18	$9,988	$10,165	$10,095
04/18	$9,969	$10,089	$10,084
05/18	$10,002	$10,161	$10,122
06/18	$9,995	$10,149	$10,123
07/18	$9,989	$10,151	$10,129
08/18	$10,014	$10,216	$10,164
09/18	$10,000	$10,151	$10,157
10/18	$9,987	$10,070	$10,168
11/18	$9,976	$10,131	$10,197
12/18	$10,017	$10,317	$10,277
01/19	$10,080	$10,426	$10,317
02/19	$10,104	$10,420	$10,333
03/19	$10,181	$10,620	$10,401
04/19	$10,210	$10,623	$10,425
05/19	$10,277	$10,812	$10,497
06/19	$10,336	$10,947	$10,555
07/19	$10,333	$10,971	$10,549
08/19	$10,403	$11,256	$10,634
09/19	$10,389	$11,196	$10,628
10/19	$10,414	$11,230	$10,665
11/19	$10,416	$11,224	$10,665
12/19	$10,437	$11,216	$10,691
01/20	$10,509	$11,432	$10,750
02/20	$10,559	$11,638	$10,838
03/20	$9,822	$11,569	$10,871
04/20	$10,091	$11,775	$10,940
05/20	$10,275	$11,830	$10,977
06/20	$10,436	$11,904	$10,999
07/20	$10,533	$12,082	$11,019
08/20	$10,585	$11,984	$11,023
09/20	$10,606	$11,978	$11,024
10/20	$10,615	$11,924	$11,026
11/20	$10,676	$12,041	$11,037
12/20	$10,704	$12,058	$11,047
01/21	$10,743	$11,971	$11,051
02/21	$10,728	$11,799	$11,048
03/21	$10,712	$11,651	$11,043
04/21	$10,738	$11,743	$11,051
05/21	$10,765	$11,782	$11,064
06/21	$10,760	$11,864	$11,047
07/21	$10,777	$11,997	$11,066
08/21	$10,774	$11,974	$11,066
09/21	$10,760	$11,871	$11,057
10/21	$10,726	$11,867	$11,021
11/21	$10,701	$11,902	$11,012
12/21	$10,696	$11,872	$10,995
01/22	$10,616	$11,616	$10,916
02/22	$10,547	$11,487	$10,869
03/22	$10,415	$11,168	$10,721
04/22	$10,315	$10,744	$10,664
05/22	$10,322	$10,813	$10,729
06/22	$10,180	$10,643	$10,654
07/22	$10,266	$10,903	$10,710
08/22	$10,214	$10,595	$10,626
09/22	$10,047	$10,138	$10,496
10/22	$9,989	$10,006	$10,483
11/22	$10,086	$10,374	$10,570
12/22	$10,121	$10,327	$10,590
01/23	$10,289	$10,645	$10,675
02/23	$10,232	$10,370	$10,595
03/23	$10,325	$10,633	$10,750
04/23	$10,376	$10,698	$10,786
05/23	$10,350	$10,581	$10,753
06/23	$10,338	$10,544	$10,710
07/23	$10,389	$10,536	$10,755
08/23	$10,440	$10,469	$10,793
09/23	$10,424	$10,203	$10,788
10/23	$10,418	$10,042	$10,821
11/23	$10,602	$10,497	$10,947
12/23	$10,764	$10,898	$11,078
01/24	$10,838	$10,868	$11,121
02/24	$10,823	$10,715	$11,081
03/24	$10,877	$10,814	$11,125
04/24	$10,853	$10,541	$11,088
05/24	$10,943	$10,719	$11,168
06/24	$11,001	$10,821	$11,231
07/24	$11,139	$11,074	$11,364
08/24	$11,233	$11,233	$11,467
09/24	$11,329	$11,383	$11,563
10/24	$11,275	$11,101	$11,497
11/24	$11,326	$11,218	$11,536
12/24	$11,353	$11,035	$11,561
01/25	$11,415	$11,093	$11,613
02/25	$11,477	$11,337	$11,695
03/25	$11,491	$11,342	$11,749
04/25	$11,530	$11,386	$11,838
05/25	$11,568	$11,305	$11,822
06/25	$11,654	$11,478	$11,898
07/25	$11,668	$11,448	$11,895
08/25	$11,766	$11,585	$12,000
09/25	$11,817	$11,711	$12,040
10/25	$11,843	$11,785	$12,080
11/25	$11,880	$11,858	$12,137
12/25	$11,930	$11,840	$12,179
01/26	$11,967	$11,853	$12,207
02/26	$12,015	$12,047	$12,270
03/26	$11,952	$11,835	$12,213
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	4.01	2.21	1.80
Class C (including sales charges)	3.01	2.21	1.80
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year Government/Credit Index	3.96	2.04	2.02

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,665,882,158
Total number of portfolio holdings	601
Management services fees (represents 0.42% of Fund average net assets)	$6,737,672
Portfolio turnover for the reporting period	76%

Columbia Short Term Bond Fund | Class C | ASR222-04_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Vista Point Securitization Trust, Series 2025-CES2, Class A1 5.601% 08/25/2055	1.6%
Extended Stay America Trust, Series 2025-ESH, Class A 4.973% 10/15/2042	1.1%
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1 5.738% 11/25/2069	1.1%
U.S Treasury Bills 3.700% 04/23/2026	1.0%
Affirm Master Trust, Series 2025-1A, Class A 4.990% 02/15/2033	1.0%
Aimco CLO Ltd., Series 2020-11A, Class A1R2 5.008% 07/17/2037	1.0%
Progress Residential Trust, Series 2022-SFR6, Class A 4.451% 07/20/2039	0.9%
Magnetite XXXVI Ltd., Series 2025-36A, Class AR 4.988% 07/25/2038	0.9%
Elmwood CLO Ltd., Series 2025-3A, Class A 4.908% 03/22/2038	0.9%
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A 4.595% 12/15/2034	0.9%

Asset Categories

Table Summary
Corporate Bonds & Notes	34.0%
Residential Mortgage-Backed Securities - Non-Agency	28.6%
Asset-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.7%
Residential Mortgage-Backed Securities - Agency	2.1%
Money Market Funds	1.6%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund | Class C | ASR222-04_(05/26) |

Columbia Short Term Bond Fund

Class S | NSTDX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$45	0.44%

Management's Discussion of Fund Performance

The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, investment-grade corporates, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s relative performance during the annual period. High-yield corporates also contributed to the Fund’s relative performance as an out-of-benchmark allocation.

Security selection | Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors also contributed to the Fund’s relative performance.

Top Performance Detractors

Allocations | An underweight allocation to the investment-grade corporate bond sector detracted modestly from the Fund’s relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.

Duration and curve positioning | The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve continued easing monetary policy during the period with three 25 basis point cuts resulting in a flattening of the yield curve. However, market volatility and the conflict in Iran have the Fed cautious on future reductions in the fed funds target rate in 2026 due to economic uncertainty and the long-term impact of a potential prolonged war.

Columbia Short Term Bond Fund | Class S | ASR222-16_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Class S shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Short Term Bond Fund Class S ($12,983)	Bloomberg U.S. Aggregate Bond Index ($11,835)	Bloomberg 1-3 Year Government/Credit Index ($12,213)
03/16	$10,000	$10,000	$10,000
04/16	$10,035	$10,038	$10,014
05/16	$10,032	$10,041	$10,007
06/16	$10,080	$10,221	$10,067
07/16	$10,098	$10,286	$10,069
08/16	$10,097	$10,274	$10,058
09/16	$10,106	$10,268	$10,069
10/16	$10,105	$10,190	$10,066
11/16	$10,074	$9,949	$10,024
12/16	$10,084	$9,963	$10,030
01/17	$10,094	$9,982	$10,049
02/17	$10,114	$10,049	$10,066
03/17	$10,126	$10,044	$10,071
04/17	$10,138	$10,122	$10,090
05/17	$10,160	$10,199	$10,106
06/17	$10,163	$10,189	$10,102
07/17	$10,187	$10,233	$10,128
08/17	$10,210	$10,325	$10,149
09/17	$10,203	$10,276	$10,136
10/17	$10,205	$10,282	$10,134
11/17	$10,187	$10,268	$10,112
12/17	$10,188	$10,316	$10,115
01/18	$10,168	$10,197	$10,088
02/18	$10,146	$10,100	$10,079
03/18	$10,156	$10,165	$10,095
04/18	$10,154	$10,089	$10,084
05/18	$10,185	$10,161	$10,122
06/18	$10,185	$10,149	$10,123
07/18	$10,196	$10,151	$10,129
08/18	$10,229	$10,216	$10,164
09/18	$10,222	$10,151	$10,157
10/18	$10,217	$10,070	$10,168
11/18	$10,212	$10,131	$10,197
12/18	$10,251	$10,317	$10,277
01/19	$10,333	$10,426	$10,317
02/19	$10,365	$10,420	$10,333
03/19	$10,441	$10,620	$10,401
04/19	$10,489	$10,623	$10,425
05/19	$10,555	$10,812	$10,497
06/19	$10,632	$10,947	$10,555
07/19	$10,638	$10,971	$10,549
08/19	$10,707	$11,256	$10,634
09/19	$10,710	$11,196	$10,628
10/19	$10,744	$11,230	$10,665
11/19	$10,753	$11,224	$10,665
12/19	$10,783	$11,216	$10,691
01/20	$10,865	$11,432	$10,750
02/20	$10,924	$11,638	$10,838
03/20	$10,170	$11,569	$10,871
04/20	$10,444	$11,775	$10,940
05/20	$10,653	$11,830	$10,977
06/20	$10,828	$11,904	$10,999
07/20	$10,936	$12,082	$11,019
08/20	$10,998	$11,984	$11,023
09/20	$11,026	$11,978	$11,024
10/20	$11,032	$11,924	$11,026
11/20	$11,103	$12,041	$11,037
12/20	$11,151	$12,058	$11,047
01/21	$11,199	$11,971	$11,051
02/21	$11,190	$11,799	$11,048
03/21	$11,181	$11,651	$11,043
04/21	$11,216	$11,743	$11,051
05/21	$11,241	$11,782	$11,064
06/21	$11,254	$11,864	$11,047
07/21	$11,279	$11,997	$11,066
08/21	$11,283	$11,974	$11,066
09/21	$11,277	$11,871	$11,057
10/21	$11,248	$11,867	$11,021
11/21	$11,229	$11,902	$11,012
12/21	$11,232	$11,872	$10,995
01/22	$11,156	$11,616	$10,916
02/22	$11,079	$11,487	$10,869
03/22	$10,959	$11,168	$10,721
04/22	$10,861	$10,744	$10,664
05/22	$10,876	$10,813	$10,729
06/22	$10,734	$10,643	$10,654
07/22	$10,831	$10,903	$10,710
08/22	$10,784	$10,595	$10,626
09/22	$10,614	$10,138	$10,496
10/22	$10,561	$10,006	$10,483
11/22	$10,670	$10,374	$10,570
12/22	$10,703	$10,327	$10,590
01/23	$10,900	$10,645	$10,675
02/23	$10,845	$10,370	$10,595
03/23	$10,952	$10,633	$10,750
04/23	$11,001	$10,698	$10,786
05/23	$10,993	$10,581	$10,753
06/23	$10,976	$10,544	$10,710
07/23	$11,050	$10,536	$10,755
08/23	$11,111	$10,469	$10,793
09/23	$11,101	$10,203	$10,788
10/23	$11,102	$10,042	$10,821
11/23	$11,306	$10,497	$10,947
12/23	$11,486	$10,898	$11,078
01/24	$11,573	$10,868	$11,121
02/24	$11,565	$10,715	$11,081
03/24	$11,630	$10,814	$11,125
04/24	$11,612	$10,541	$11,088
05/24	$11,716	$10,719	$11,168
06/24	$11,785	$10,821	$11,231
07/24	$11,942	$11,074	$11,364
08/24	$12,051	$11,233	$11,467
09/24	$12,162	$11,383	$11,563
10/24	$12,099	$11,101	$11,497
11/24	$12,173	$11,218	$11,536
12/24	$12,198	$11,035	$11,561
01/25	$12,273	$11,093	$11,613
02/25	$12,360	$11,337	$11,695
03/25	$12,384	$11,342	$11,749
04/25	$12,434	$11,386	$11,838
05/25	$12,483	$11,305	$11,822
06/25	$12,584	$11,478	$11,898
07/25	$12,608	$11,448	$11,895
08/25	$12,709	$11,585	$12,000
09/25	$12,773	$11,711	$12,040
10/25	$12,810	$11,785	$12,080
11/25	$12,871	$11,858	$12,137
12/25	$12,921	$11,840	$12,179
01/26	$12,983	$11,853	$12,207
02/26	$13,030	$12,047	$12,270
03/26	$12,983	$11,835	$12,213
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Class SFootnote Reference(a)	4.84	3.03	2.64
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year Government/Credit Index	3.96	2.04	2.02
Footnote	Description
Footnote(a)	The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Institutional Class. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable.

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,665,882,158
Total number of portfolio holdings	601
Management services fees (represents 0.42% of Fund average net assets)	$6,737,672
Portfolio turnover for the reporting period	76%

Columbia Short Term Bond Fund | Class S | ASR222-16_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Vista Point Securitization Trust, Series 2025-CES2, Class A1 5.601% 08/25/2055	1.6%
Extended Stay America Trust, Series 2025-ESH, Class A 4.973% 10/15/2042	1.1%
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1 5.738% 11/25/2069	1.1%
U.S Treasury Bills 3.700% 04/23/2026	1.0%
Affirm Master Trust, Series 2025-1A, Class A 4.990% 02/15/2033	1.0%
Aimco CLO Ltd., Series 2020-11A, Class A1R2 5.008% 07/17/2037	1.0%
Progress Residential Trust, Series 2022-SFR6, Class A 4.451% 07/20/2039	0.9%
Magnetite XXXVI Ltd., Series 2025-36A, Class AR 4.988% 07/25/2038	0.9%
Elmwood CLO Ltd., Series 2025-3A, Class A 4.908% 03/22/2038	0.9%
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A 4.595% 12/15/2034	0.9%

Asset Categories

Table Summary
Corporate Bonds & Notes	34.0%
Residential Mortgage-Backed Securities - Non-Agency	28.6%
Asset-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.7%
Residential Mortgage-Backed Securities - Agency	2.1%
Money Market Funds	1.6%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund | Class S | ASR222-16_(05/26) |

Columbia Short Term Bond Fund

Institutional 2 Class | CCBRX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$38	0.37%

Management's Discussion of Fund Performance

The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, investment-grade corporates, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s relative performance during the annual period. High-yield corporates also contributed to the Fund’s relative performance as an out-of-benchmark allocation.

Security selection | Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors also contributed to the Fund’s relative performance.

Top Performance Detractors

Allocations | An underweight allocation to the investment-grade corporate bond sector detracted modestly from the Fund’s relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.

Duration and curve positioning | The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve continued easing monetary policy during the period with three 25 basis point cuts resulting in a flattening of the yield curve. However, market volatility and the conflict in Iran have the Fed cautious on future reductions in the fed funds target rate in 2026 due to economic uncertainty and the long-term impact of a potential prolonged war.

Columbia Short Term Bond Fund | Institutional 2 Class | ASR222-15_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Short Term Bond Fund Institutional 2 Class ($13,077)	Bloomberg U.S. Aggregate Bond Index ($11,835)	Bloomberg 1-3 Year Government/Credit Index ($12,213)
03/16	$10,000	$10,000	$10,000
04/16	$10,026	$10,038	$10,014
05/16	$10,024	$10,041	$10,007
06/16	$10,083	$10,221	$10,067
07/16	$10,092	$10,286	$10,069
08/16	$10,091	$10,274	$10,058
09/16	$10,101	$10,268	$10,069
10/16	$10,111	$10,190	$10,066
11/16	$10,070	$9,949	$10,024
12/16	$10,081	$9,963	$10,030
01/17	$10,102	$9,982	$10,049
02/17	$10,113	$10,049	$10,066
03/17	$10,125	$10,044	$10,071
04/17	$10,148	$10,122	$10,090
05/17	$10,161	$10,199	$10,106
06/17	$10,165	$10,189	$10,102
07/17	$10,189	$10,233	$10,128
08/17	$10,214	$10,325	$10,149
09/17	$10,207	$10,276	$10,136
10/17	$10,211	$10,282	$10,134
11/17	$10,193	$10,268	$10,112
12/17	$10,195	$10,316	$10,115
01/18	$10,175	$10,197	$10,088
02/18	$10,155	$10,100	$10,079
03/18	$10,165	$10,165	$10,095
04/18	$10,164	$10,089	$10,084
05/18	$10,195	$10,161	$10,122
06/18	$10,196	$10,149	$10,123
07/18	$10,208	$10,151	$10,129
08/18	$10,242	$10,216	$10,164
09/18	$10,236	$10,151	$10,157
10/18	$10,231	$10,070	$10,168
11/18	$10,227	$10,131	$10,197
12/18	$10,267	$10,317	$10,277
01/19	$10,351	$10,426	$10,317
02/19	$10,383	$10,420	$10,333
03/19	$10,460	$10,620	$10,401
04/19	$10,498	$10,623	$10,425
05/19	$10,576	$10,812	$10,497
06/19	$10,644	$10,947	$10,555
07/19	$10,650	$10,971	$10,549
08/19	$10,731	$11,256	$10,634
09/19	$10,735	$11,196	$10,628
10/19	$10,769	$11,230	$10,665
11/19	$10,780	$11,224	$10,665
12/19	$10,810	$11,216	$10,691
01/20	$10,893	$11,432	$10,750
02/20	$10,953	$11,638	$10,838
03/20	$10,196	$11,569	$10,871
04/20	$10,473	$11,775	$10,940
05/20	$10,683	$11,830	$10,977
06/20	$10,848	$11,904	$10,999
07/20	$10,958	$12,082	$11,019
08/20	$11,032	$11,984	$11,023
09/20	$11,050	$11,978	$11,024
10/20	$11,067	$11,924	$11,026
11/20	$11,139	$12,041	$11,037
12/20	$11,188	$12,058	$11,047
01/21	$11,226	$11,971	$11,051
02/21	$11,229	$11,799	$11,048
03/21	$11,220	$11,651	$11,043
04/21	$11,256	$11,743	$11,051
05/21	$11,281	$11,782	$11,064
06/21	$11,284	$11,864	$11,047
07/21	$11,310	$11,997	$11,066
08/21	$11,326	$11,974	$11,066
09/21	$11,320	$11,871	$11,057
10/21	$11,280	$11,867	$11,021
11/21	$11,273	$11,902	$11,012
12/21	$11,277	$11,872	$10,995
01/22	$11,201	$11,616	$10,916
02/22	$11,125	$11,487	$10,869
03/22	$11,005	$11,168	$10,721
04/22	$10,907	$10,744	$10,664
05/22	$10,922	$10,813	$10,729
06/22	$10,769	$10,643	$10,654
07/22	$10,867	$10,903	$10,710
08/22	$10,821	$10,595	$10,626
09/22	$10,662	$10,138	$10,496
10/22	$10,598	$10,006	$10,483
11/22	$10,708	$10,374	$10,570
12/22	$10,754	$10,327	$10,590
01/23	$10,952	$10,645	$10,675
02/23	$10,887	$10,370	$10,595
03/23	$11,006	$10,633	$10,750
04/23	$11,057	$10,698	$10,786
05/23	$11,037	$10,581	$10,753
06/23	$11,032	$10,544	$10,710
07/23	$11,108	$10,536	$10,755
08/23	$11,170	$10,469	$10,793
09/23	$11,161	$10,203	$10,788
10/23	$11,163	$10,042	$10,821
11/23	$11,356	$10,497	$10,947
12/23	$11,550	$10,898	$11,078
01/24	$11,638	$10,868	$11,121
02/24	$11,631	$10,715	$11,081
03/24	$11,697	$10,814	$11,125
04/24	$11,667	$10,541	$11,088
05/24	$11,785	$10,719	$11,168
06/24	$11,855	$10,821	$11,231
07/24	$12,013	$11,074	$11,364
08/24	$12,111	$11,233	$11,467
09/24	$12,224	$11,383	$11,563
10/24	$12,174	$11,101	$11,497
11/24	$12,237	$11,218	$11,536
12/24	$12,276	$11,035	$11,561
01/25	$12,352	$11,093	$11,613
02/25	$12,440	$11,337	$11,695
03/25	$12,452	$11,342	$11,749
04/25	$12,516	$11,386	$11,838
05/25	$12,553	$11,305	$11,822
06/25	$12,668	$11,478	$11,898
07/25	$12,693	$11,448	$11,895
08/25	$12,796	$11,585	$12,000
09/25	$12,861	$11,711	$12,040
10/25	$12,899	$11,785	$12,080
11/25	$12,948	$11,858	$12,137
12/25	$13,012	$11,840	$12,179
01/26	$13,075	$11,853	$12,207
02/26	$13,124	$12,047	$12,270
03/26	$13,077	$11,835	$12,213
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	5.02	3.11	2.72
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year Government/Credit Index	3.96	2.04	2.02

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,665,882,158
Total number of portfolio holdings	601
Management services fees (represents 0.42% of Fund average net assets)	$6,737,672
Portfolio turnover for the reporting period	76%

Columbia Short Term Bond Fund | Institutional 2 Class | ASR222-15_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Vista Point Securitization Trust, Series 2025-CES2, Class A1 5.601% 08/25/2055	1.6%
Extended Stay America Trust, Series 2025-ESH, Class A 4.973% 10/15/2042	1.1%
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1 5.738% 11/25/2069	1.1%
U.S Treasury Bills 3.700% 04/23/2026	1.0%
Affirm Master Trust, Series 2025-1A, Class A 4.990% 02/15/2033	1.0%
Aimco CLO Ltd., Series 2020-11A, Class A1R2 5.008% 07/17/2037	1.0%
Progress Residential Trust, Series 2022-SFR6, Class A 4.451% 07/20/2039	0.9%
Magnetite XXXVI Ltd., Series 2025-36A, Class AR 4.988% 07/25/2038	0.9%
Elmwood CLO Ltd., Series 2025-3A, Class A 4.908% 03/22/2038	0.9%
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A 4.595% 12/15/2034	0.9%

Asset Categories

Table Summary
Corporate Bonds & Notes	34.0%
Residential Mortgage-Backed Securities - Non-Agency	28.6%
Asset-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.7%
Residential Mortgage-Backed Securities - Agency	2.1%
Money Market Funds	1.6%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund | Institutional 2 Class | ASR222-15_(05/26) |

Columbia Short Term Bond Fund

Institutional 3 Class | CSBYX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$37	0.36%

Management's Discussion of Fund Performance

The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, investment-grade corporates, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s relative performance during the annual period. High-yield corporates also contributed to the Fund’s relative performance as an out-of-benchmark allocation.

Security selection | Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors also contributed to the Fund’s relative performance.

Top Performance Detractors

Allocations | An underweight allocation to the investment-grade corporate bond sector detracted modestly from the Fund’s relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.

Duration and curve positioning | The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve continued easing monetary policy during the period with three 25 basis point cuts resulting in a flattening of the yield curve. However, market volatility and the conflict in Iran have the Fed cautious on future reductions in the fed funds target rate in 2026 due to economic uncertainty and the long-term impact of a potential prolonged war.

Columbia Short Term Bond Fund | Institutional 3 Class | ASR222-17_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Short Term Bond Fund Institutional 3 Class ($13,134)	Bloomberg U.S. Aggregate Bond Index ($11,835)	Bloomberg 1-3 Year Government/Credit Index ($12,213)
03/16	$10,000	$10,000	$10,000
04/16	$10,037	$10,038	$10,014
05/16	$10,025	$10,041	$10,007
06/16	$10,084	$10,221	$10,067
07/16	$10,093	$10,286	$10,069
08/16	$10,103	$10,274	$10,058
09/16	$10,114	$10,268	$10,069
10/16	$10,114	$10,190	$10,066
11/16	$10,074	$9,949	$10,024
12/16	$10,095	$9,963	$10,030
01/17	$10,106	$9,982	$10,049
02/17	$10,128	$10,049	$10,066
03/17	$10,130	$10,044	$10,071
04/17	$10,154	$10,122	$10,090
05/17	$10,177	$10,199	$10,106
06/17	$10,171	$10,189	$10,102
07/17	$10,196	$10,233	$10,128
08/17	$10,221	$10,325	$10,149
09/17	$10,215	$10,276	$10,136
10/17	$10,219	$10,282	$10,134
11/17	$10,212	$10,268	$10,112
12/17	$10,214	$10,316	$10,115
01/18	$10,185	$10,197	$10,088
02/18	$10,175	$10,100	$10,079
03/18	$10,185	$10,165	$10,095
04/18	$10,185	$10,089	$10,084
05/18	$10,217	$10,161	$10,122
06/18	$10,218	$10,149	$10,123
07/18	$10,230	$10,151	$10,129
08/18	$10,265	$10,216	$10,164
09/18	$10,259	$10,151	$10,157
10/18	$10,255	$10,070	$10,168
11/18	$10,251	$10,131	$10,197
12/18	$10,292	$10,317	$10,277
01/19	$10,365	$10,426	$10,317
02/19	$10,409	$10,420	$10,333
03/19	$10,486	$10,620	$10,401
04/19	$10,525	$10,623	$10,425
05/19	$10,603	$10,812	$10,497
06/19	$10,672	$10,947	$10,555
07/19	$10,678	$10,971	$10,549
08/19	$10,760	$11,256	$10,634
09/19	$10,753	$11,196	$10,628
10/19	$10,789	$11,230	$10,665
11/19	$10,799	$11,224	$10,665
12/19	$10,830	$11,216	$10,691
01/20	$10,913	$11,432	$10,750
02/20	$10,974	$11,638	$10,838
03/20	$10,228	$11,569	$10,871
04/20	$10,505	$11,775	$10,940
05/20	$10,706	$11,830	$10,977
06/20	$10,882	$11,904	$10,999
07/20	$10,992	$12,082	$11,019
08/20	$11,067	$11,984	$11,023
09/20	$11,086	$11,978	$11,024
10/20	$11,104	$11,924	$11,026
11/20	$11,176	$12,041	$11,037
12/20	$11,226	$12,058	$11,047
01/21	$11,264	$11,971	$11,051
02/21	$11,267	$11,799	$11,048
03/21	$11,259	$11,651	$11,043
04/21	$11,296	$11,743	$11,051
05/21	$11,321	$11,782	$11,064
06/21	$11,325	$11,864	$11,047
07/21	$11,352	$11,997	$11,066
08/21	$11,357	$11,974	$11,066
09/21	$11,351	$11,871	$11,057
10/21	$11,323	$11,867	$11,021
11/21	$11,306	$11,902	$11,012
12/21	$11,321	$11,872	$10,995
01/22	$11,234	$11,616	$10,916
02/22	$11,170	$11,487	$10,869
03/22	$11,038	$11,168	$10,721
04/22	$10,951	$10,744	$10,664
05/22	$10,967	$10,813	$10,729
06/22	$10,814	$10,643	$10,654
07/22	$10,913	$10,903	$10,710
08/22	$10,867	$10,595	$10,626
09/22	$10,709	$10,138	$10,496
10/22	$10,644	$10,006	$10,483
11/22	$10,756	$10,374	$10,570
12/22	$10,802	$10,327	$10,590
01/23	$11,001	$10,645	$10,675
02/23	$10,936	$10,370	$10,595
03/23	$11,044	$10,633	$10,750
04/23	$11,108	$10,698	$10,786
05/23	$11,089	$10,581	$10,753
06/23	$11,084	$10,544	$10,710
07/23	$11,148	$10,536	$10,755
08/23	$11,211	$10,469	$10,793
09/23	$11,215	$10,203	$10,788
10/23	$11,205	$10,042	$10,821
11/23	$11,412	$10,497	$10,947
12/23	$11,607	$10,898	$11,078
01/24	$11,684	$10,868	$11,121
02/24	$11,689	$10,715	$11,081
03/24	$11,756	$10,814	$11,125
04/24	$11,727	$10,541	$11,088
05/24	$11,845	$10,719	$11,168
06/24	$11,916	$10,821	$11,231
07/24	$12,063	$11,074	$11,364
08/24	$12,175	$11,233	$11,467
09/24	$12,287	$11,383	$11,563
10/24	$12,238	$11,101	$11,497
11/24	$12,302	$11,218	$11,536
12/24	$12,341	$11,035	$11,561
01/25	$12,417	$11,093	$11,613
02/25	$12,493	$11,337	$11,695
03/25	$12,518	$11,342	$11,749
04/25	$12,583	$11,386	$11,838
05/25	$12,620	$11,305	$11,822
06/25	$12,736	$11,478	$11,898
07/25	$12,748	$11,448	$11,895
08/25	$12,865	$11,585	$12,000
09/25	$12,930	$11,711	$12,040
10/25	$12,968	$11,785	$12,080
11/25	$13,018	$11,858	$12,137
12/25	$13,082	$11,840	$12,179
01/26	$13,132	$11,853	$12,207
02/26	$13,194	$12,047	$12,270
03/26	$13,134	$11,835	$12,213
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	4.92	3.13	2.76
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year Government/Credit Index	3.96	2.04	2.02

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,665,882,158
Total number of portfolio holdings	601
Management services fees (represents 0.42% of Fund average net assets)	$6,737,672
Portfolio turnover for the reporting period	76%

Columbia Short Term Bond Fund | Institutional 3 Class | ASR222-17_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Vista Point Securitization Trust, Series 2025-CES2, Class A1 5.601% 08/25/2055	1.6%
Extended Stay America Trust, Series 2025-ESH, Class A 4.973% 10/15/2042	1.1%
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1 5.738% 11/25/2069	1.1%
U.S Treasury Bills 3.700% 04/23/2026	1.0%
Affirm Master Trust, Series 2025-1A, Class A 4.990% 02/15/2033	1.0%
Aimco CLO Ltd., Series 2020-11A, Class A1R2 5.008% 07/17/2037	1.0%
Progress Residential Trust, Series 2022-SFR6, Class A 4.451% 07/20/2039	0.9%
Magnetite XXXVI Ltd., Series 2025-36A, Class AR 4.988% 07/25/2038	0.9%
Elmwood CLO Ltd., Series 2025-3A, Class A 4.908% 03/22/2038	0.9%
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A 4.595% 12/15/2034	0.9%

Asset Categories

Table Summary
Corporate Bonds & Notes	34.0%
Residential Mortgage-Backed Securities - Non-Agency	28.6%
Asset-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.7%
Residential Mortgage-Backed Securities - Agency	2.1%
Money Market Funds	1.6%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund | Institutional 3 Class | ASR222-17_(05/26) |

Columbia Short Term Bond Fund

Institutional Class | NSTMX

Annual Shareholder Report | March 31, 2026

This annual shareholder report contains important information about Columbia Short Term Bond Fund (the Fund) for the period of April 1, 2025 to March 31, 2026. You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature. You can also request more information by contacting us at 1-800-345-6611.

What were the Fund costs for the reporting period?

(Based on a hypothetical $10,000 investment)

Table Summary
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$46	0.45%

Management's Discussion of Fund Performance

The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.

Top Performance Contributors

Allocations | The Fund benefited most on a relative basis from having exposure to residential mortgage-backed securities, investment-grade corporates, asset-backed securities and commercial mortgage-backed securities. Structured asset sectors are all out-of-benchmark sectors, which contributed to the Fund’s relative performance during the annual period. High-yield corporates also contributed to the Fund’s relative performance as an out-of-benchmark allocation.

Security selection | Security selection within the investment-grade corporate bond sector was additive to the Fund’s performance. Selection within the industrials and financials sub-sectors also contributed to the Fund’s relative performance.

Top Performance Detractors

Allocations | An underweight allocation to the investment-grade corporate bond sector detracted modestly from the Fund’s relative performance, as the sector outperformed the benchmark during the annual period. Investment-grade corporate bonds represented the Fund’s largest sector underweight, excluding U.S. Treasuries.

Duration and curve positioning | The combination of duration and yield curve positioning had a negative impact on the Fund’s relative performance during the annual period. The U.S. Federal Reserve continued easing monetary policy during the period with three 25 basis point cuts resulting in a flattening of the yield curve. However, market volatility and the conflict in Iran have the Fed cautious on future reductions in the fed funds target rate in 2026 due to economic uncertainty and the long-term impact of a potential prolonged war.

Columbia Short Term Bond Fund | Institutional Class | ASR222-08_(05/26) |

Fund Performance

The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.

Growth of $10,000

Table Summary
	Columbia Short Term Bond Fund Institutional Class ($12,984)	Bloomberg U.S. Aggregate Bond Index ($11,835)	Bloomberg 1-3 Year Government/Credit Index ($12,213)
03/16	$10,000	$10,000	$10,000
04/16	$10,035	$10,038	$10,014
05/16	$10,032	$10,041	$10,007
06/16	$10,080	$10,221	$10,067
07/16	$10,098	$10,286	$10,069
08/16	$10,097	$10,274	$10,058
09/16	$10,106	$10,268	$10,069
10/16	$10,105	$10,190	$10,066
11/16	$10,074	$9,949	$10,024
12/16	$10,084	$9,963	$10,030
01/17	$10,094	$9,982	$10,049
02/17	$10,114	$10,049	$10,066
03/17	$10,126	$10,044	$10,071
04/17	$10,138	$10,122	$10,090
05/17	$10,160	$10,199	$10,106
06/17	$10,163	$10,189	$10,102
07/17	$10,187	$10,233	$10,128
08/17	$10,210	$10,325	$10,149
09/17	$10,203	$10,276	$10,136
10/17	$10,205	$10,282	$10,134
11/17	$10,187	$10,268	$10,112
12/17	$10,188	$10,316	$10,115
01/18	$10,168	$10,197	$10,088
02/18	$10,146	$10,100	$10,079
03/18	$10,156	$10,165	$10,095
04/18	$10,154	$10,089	$10,084
05/18	$10,185	$10,161	$10,122
06/18	$10,185	$10,149	$10,123
07/18	$10,196	$10,151	$10,129
08/18	$10,229	$10,216	$10,164
09/18	$10,222	$10,151	$10,157
10/18	$10,217	$10,070	$10,168
11/18	$10,212	$10,131	$10,197
12/18	$10,251	$10,317	$10,277
01/19	$10,333	$10,426	$10,317
02/19	$10,365	$10,420	$10,333
03/19	$10,441	$10,620	$10,401
04/19	$10,489	$10,623	$10,425
05/19	$10,555	$10,812	$10,497
06/19	$10,632	$10,947	$10,555
07/19	$10,638	$10,971	$10,549
08/19	$10,707	$11,256	$10,634
09/19	$10,710	$11,196	$10,628
10/19	$10,744	$11,230	$10,665
11/19	$10,753	$11,224	$10,665
12/19	$10,783	$11,216	$10,691
01/20	$10,865	$11,432	$10,750
02/20	$10,924	$11,638	$10,838
03/20	$10,170	$11,569	$10,871
04/20	$10,444	$11,775	$10,940
05/20	$10,653	$11,830	$10,977
06/20	$10,828	$11,904	$10,999
07/20	$10,936	$12,082	$11,019
08/20	$10,998	$11,984	$11,023
09/20	$11,026	$11,978	$11,024
10/20	$11,032	$11,924	$11,026
11/20	$11,103	$12,041	$11,037
12/20	$11,151	$12,058	$11,047
01/21	$11,199	$11,971	$11,051
02/21	$11,190	$11,799	$11,048
03/21	$11,181	$11,651	$11,043
04/21	$11,216	$11,743	$11,051
05/21	$11,241	$11,782	$11,064
06/21	$11,254	$11,864	$11,047
07/21	$11,279	$11,997	$11,066
08/21	$11,283	$11,974	$11,066
09/21	$11,277	$11,871	$11,057
10/21	$11,248	$11,867	$11,021
11/21	$11,229	$11,902	$11,012
12/21	$11,232	$11,872	$10,995
01/22	$11,156	$11,616	$10,916
02/22	$11,079	$11,487	$10,869
03/22	$10,959	$11,168	$10,721
04/22	$10,861	$10,744	$10,664
05/22	$10,876	$10,813	$10,729
06/22	$10,734	$10,643	$10,654
07/22	$10,831	$10,903	$10,710
08/22	$10,784	$10,595	$10,626
09/22	$10,614	$10,138	$10,496
10/22	$10,561	$10,006	$10,483
11/22	$10,670	$10,374	$10,570
12/22	$10,703	$10,327	$10,590
01/23	$10,900	$10,645	$10,675
02/23	$10,845	$10,370	$10,595
03/23	$10,952	$10,633	$10,750
04/23	$11,001	$10,698	$10,786
05/23	$10,993	$10,581	$10,753
06/23	$10,976	$10,544	$10,710
07/23	$11,050	$10,536	$10,755
08/23	$11,111	$10,469	$10,793
09/23	$11,101	$10,203	$10,788
10/23	$11,102	$10,042	$10,821
11/23	$11,306	$10,497	$10,947
12/23	$11,486	$10,898	$11,078
01/24	$11,573	$10,868	$11,121
02/24	$11,565	$10,715	$11,081
03/24	$11,630	$10,814	$11,125
04/24	$11,612	$10,541	$11,088
05/24	$11,716	$10,719	$11,168
06/24	$11,785	$10,821	$11,231
07/24	$11,942	$11,074	$11,364
08/24	$12,051	$11,233	$11,467
09/24	$12,162	$11,383	$11,563
10/24	$12,100	$11,101	$11,497
11/24	$12,174	$11,218	$11,536
12/24	$12,199	$11,035	$11,561
01/25	$12,274	$11,093	$11,613
02/25	$12,361	$11,337	$11,695
03/25	$12,385	$11,342	$11,749
04/25	$12,435	$11,386	$11,838
05/25	$12,484	$11,305	$11,822
06/25	$12,585	$11,478	$11,898
07/25	$12,609	$11,448	$11,895
08/25	$12,711	$11,585	$12,000
09/25	$12,774	$11,711	$12,040
10/25	$12,811	$11,785	$12,080
11/25	$12,873	$11,858	$12,137
12/25	$12,922	$11,840	$12,179
01/26	$12,984	$11,853	$12,207
02/26	$13,031	$12,047	$12,270
03/26	$12,984	$11,835	$12,213
Table Summary
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	4.84	3.04	2.65
Bloomberg U.S. Aggregate Bond Index	4.35	0.31	1.70
Bloomberg 1-3 Year Government/Credit Index	3.96	2.04	2.02

The Fund's past performance is not a good predictor of the Fund's future performance. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.

Key Fund Statistics

Table Summary
Fund net assets	$1,665,882,158
Total number of portfolio holdings	601
Management services fees (represents 0.42% of Fund average net assets)	$6,737,672
Portfolio turnover for the reporting period	76%

Columbia Short Term Bond Fund | Institutional Class | ASR222-08_(05/26) |

Graphical Representation of Fund Holdings

The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.

Top Holdings

Table Summary
Vista Point Securitization Trust, Series 2025-CES2, Class A1 5.601% 08/25/2055	1.6%
Extended Stay America Trust, Series 2025-ESH, Class A 4.973% 10/15/2042	1.1%
Morgan Stanley Residential Mortgage Loan Trust, Series 2025-NQM1, Class A1 5.738% 11/25/2069	1.1%
U.S Treasury Bills 3.700% 04/23/2026	1.0%
Affirm Master Trust, Series 2025-1A, Class A 4.990% 02/15/2033	1.0%
Aimco CLO Ltd., Series 2020-11A, Class A1R2 5.008% 07/17/2037	1.0%
Progress Residential Trust, Series 2022-SFR6, Class A 4.451% 07/20/2039	0.9%
Magnetite XXXVI Ltd., Series 2025-36A, Class AR 4.988% 07/25/2038	0.9%
Elmwood CLO Ltd., Series 2025-3A, Class A 4.908% 03/22/2038	0.9%
Wells Fargo Commercial Mortgage Trust, Series 2017-SMP, Class A 4.595% 12/15/2034	0.9%

Asset Categories

Table Summary
Corporate Bonds & Notes	34.0%
Residential Mortgage-Backed Securities - Non-Agency	28.6%
Asset-Backed Securities - Non-Agency	20.7%
Commercial Mortgage-Backed Securities - Non-Agency	12.7%
Residential Mortgage-Backed Securities - Agency	2.1%
Money Market Funds	1.6%
Other	1.0%

Availability of Additional Information

For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.

The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies.

© 2026 Columbia Threadneedle. All rights reserved.

Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Short Term Bond Fund | Institutional Class | ASR222-08_(05/26) |

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett, Mr. Amrit Kanwal and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett, Mr. Kanwal and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant’s investment advisor ($)
	March 31, 2026	March 31, 2025	March 31, 2026	March 31, 2025
Audit fees (a)	43,778	43,244	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	14,209	13,795	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	392,000	474,000

(a) Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b) Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c) Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d) All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures

The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members. The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee’s responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service. The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations. This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f) Not applicable.

(g) The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h) The registrant’s Audit Committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Short Term Bond Fund
Annual Financial Statements and Additional Information
March 31, 2026

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Short Term Bond Fund | 2026

Portfolio of Investments
March 31, 2026
(Percentages represent value of investments compared to net assets)
Investments in securities

Asset-Backed Securities - Non-Agency 20.7%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
ACHV ABS Trust(a)
Series 2024-1PL Class A
04/25/2031	5.900%	75,688	75,921
Series 2024-2PL Class A
10/27/2031	5.070%	1,008,449	1,011,886
Subordinated Series 2024-1PL Class B
04/25/2031	6.340%	197,109	198,786
Subordinated Series 2024-2PL Class B
10/27/2031	5.430%	3,020,599	3,039,333
Affirm Master Trust(a)
Series 2025-1A Class A
02/15/2033	4.990%	15,925,000	16,026,243
Aimco CLO Ltd.(a),(b)
Series 2020-11A Class A1R2
3-month Term SOFR + 1.340% Floor 1.340% 07/17/2037	5.008%	16,000,000	16,011,856
American Credit Acceptance Receivables Trust(a)
Series 2024-2 Class C
04/12/2030	6.240%	3,434,386	3,455,251
Subordinated Series 2023-3 Class C
10/12/2029	6.440%	519,157	520,476
Avant Loans Funding Trust(a)
Series 2026-REV1 Class A
05/15/2036	4.520%	10,000,000	9,956,583
Avtech Equipment Receivables Funding LLC(a)
Series 2026-1A Class A
02/15/2033	4.550%	8,260,339	8,248,910
Bain Capital Credit CLO(a),(b)
Series 2019-2A Class AR3
3-month Term SOFR + 0.920% Floor 0.920% 10/17/2032	4.588%	11,290,051	11,284,011
Bayview Opportunity Master Fund VII LLC(a),(b)
Subordinated Series 2024-CAR1 Class B
30-day Average SOFR + 1.300% 12/26/2031	4.962%	576,695	578,003
Subordinated Series 2024-CAR1 Class C
30-day Average SOFR + 1.500% 12/26/2031	5.162%	296,586	297,499
CarMax Select Receivables Trust
Series 2024-A Class A3
11/15/2028	5.400%	1,700,000	1,710,481
Carvana Auto Receivables Trust(a)
Series 2024-N2 Class B
09/10/2030	5.670%	10,000,000	10,081,561
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Carvana Auto Receivables Trust
Series 2026-P1 Class A3
02/10/2031	4.260%	15,000,000	14,927,340
DailyPay Securitization Trust(a)
Series 2025-1A Class A
06/25/2028	5.630%	2,210,000	2,215,524
Elmwood CLO 21 Ltd.(a),(b)
Series 2022-8A Class AR2
3-month Term SOFR + 1.220% Floor 1.220% 10/15/2038	4.873%	10,000,000	9,989,480
Elmwood CLO 24 Ltd.(a),(b)
Series 2023-3A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 01/17/2038	4.988%	12,000,000	12,007,548
Elmwood CLO Ltd.(a),(b)
Series 2025-3A Class A
3-month Term SOFR + 1.240% Floor 1.240% 03/22/2038	4.908%	15,000,000	14,988,000
Exeter Automobile Receivables Trust
Subordinated Series 2021-3A Class D
06/15/2027	1.550%	327,679	325,818
FCCU Auto Receivables Trust(a)
Series 2026-1A Class A3
04/15/2031	4.010%	5,825,000	5,785,647
FHF Issuer Trust(a)
Series 2024-1A Class A2
02/15/2030	5.690%	2,874,585	2,884,841
Series 2024-2A Class A2
06/15/2030	5.890%	4,682,354	4,697,289
Ford Credit Auto Owner Trust(a)
Subordinated Series 2021-2 Class B
05/15/2034	1.910%	11,250,000	11,079,228
GLS Auto Select Receivables Trust(a)
Series 2024-4A Class A2
12/17/2029	4.430%	1,639,611	1,642,884
GMF Floorplan Owner Revolving Trust(a)
Series 2024-1A Class A1
03/15/2029	5.130%	4,550,000	4,589,784
Goldentree Loan Management US CLO Ltd.(a),(b)
Series 2021-10A Class AR
3-month Term SOFR + 1.350% Floor 1.350% 10/20/2037	5.018%	4,150,000	4,152,336
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-17A Class AR
3-month Term SOFR + 1.280% Floor 1.280% 01/20/2039	4.948%	11,265,000	11,264,651
GreenSky Home Improvement Issuer Trust(a)
Series 2025-2 Class A2
06/25/2060	4.930%	1,063,559	1,068,992
Madison Park Funding XLVIII Ltd.(a),(b)
Series 2021-48A Class AR
3-month Term SOFR + 1.220% Floor 1.220% 01/19/2039	3.835%	8,000,000	7,980,000
Magnetite XXVI Ltd.(a),(b)
Series 2020-26A Class AR2
3-month Term SOFR + 1.150% Floor 1.150% 01/25/2038	4.818%	8,000,000	7,973,640
Magnetite XXXVI Ltd.(a),(b)
Series 2025-36A Class AR
3-month Term SOFR + 1.320% Floor 1.320% 07/25/2038	4.988%	15,000,000	15,010,080
Marlette Funding Trust(a)
Series 2025-1A Class A
07/16/2035	4.750%	1,597,737	1,599,490
Subordinated Series 2024-1A Class B
07/17/2034	6.070%	821,184	823,423
MMAF Equipment Finance LLC(a)
Series 2020-A Class A3
04/09/2027	0.970%	231,311	230,220
MPOWER Education Trust(a)
Series 2024-A Class A
07/22/2041	6.780%	1,447,742	1,475,792
MRQI(a)
Series 2026-HI1 Class B
01/25/2046	5.375%	9,805,930	9,738,979
MVW LLC(a)
Series 2019-2A Class A
10/20/2038	2.220%	463,110	462,501
Navient Refinance Loan Trust(a)
Series 2025-A Class A
02/16/2055	5.150%	5,656,504	5,689,289
Series 2025-B Class A
09/15/2055	4.720%	10,369,098	10,361,085
OneMain Financial Issuance Trust(a)
Series 2022-2A Class A
10/14/2034	4.890%	168,091	168,120
Series 2023-1A Class A
06/14/2038	5.500%	7,250,000	7,407,068
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2023-2A Class A1
09/15/2036	5.840%	8,209,000	8,335,752
OWN Equipment Fund III LLC(a)
Series 2025-2M Class A
03/27/2034	5.420%	9,649,739	9,625,236
Pagaya AI Debt Grantor Trust(a)
Series 2024-11 Class A
07/15/2032	5.092%	3,024,735	3,034,536
Series 2024-5 Class A
10/15/2031	6.278%	362,756	363,925
Series 2024-6 Class A
11/15/2031	6.093%	380,483	381,650
Series 2025-1 Class C
07/15/2032	5.867%	2,890,222	2,900,522
Series 2025-6 Class A2
04/15/2033	4.497%	5,999,447	5,978,432
Pagaya AI Debt Selection Trust(a)
Series 2024-7 Class A
12/15/2031	6.117%	1,949,283	1,957,426
Subordinated Series 2024-7 Class B
12/15/2031	6.574%	2,242,403	2,253,581
Pagaya AI Debt Trust(a)
Series 2024-2 Class A
08/15/2031	6.319%	1,626,407	1,631,540
Series 2024-3 Class A
10/15/2031	6.258%	1,179,491	1,184,697
PEAC Solutions Receivables LLC(a)
Series 2024-2A Class A2
04/20/2027	4.740%	3,247,251	3,252,344
Prestige Auto Receivables Trust(a)
Subordinated Series 2024-1A Class C
03/15/2029	5.730%	1,602,000	1,608,051
Reach ABS Trust(a)
Series 2024-2A Class A
07/15/2031	5.880%	768,709	770,412
Research-Driven Pagaya Motor Asset Trust(a)
Series 2025-4A Class A2
04/25/2034	5.124%	3,400,000	3,409,113
Research-Driven Pagaya Motor Asset Trust IV(a)
Series 2021-2A Class A
03/25/2030	2.650%	418,369	414,999
Santander Drive Auto Receivables Trust
Subordinated Series 2023-6 Class C
03/17/2031	6.400%	4,369,000	4,484,839
SCF Equipment Leasing(a)
Series 2024-1A Class A2
11/20/2029	5.880%	585,477	586,526
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Asset-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SMB Private Education Loan Trust(a)
Series 2023-A Class A1A
01/15/2053	5.380%	2,431,381	2,465,293
Upgrade Master Pass-Thru Trust(a)
Series 2025-ST6 Class A
10/15/2032	4.611%	3,310,635	3,311,229
Upgrade Master Pass-Thru Trust Series(a)
Series 2026-ST1 Class A
03/15/2034	4.244%	7,496,577	7,489,667
Upstart Securitization Trust(a)
Series 2024-1 Class A
11/20/2034	5.330%	342,543	342,636
UPSTART Securitization Trust(a)
Series 2026-1 Class A2
03/20/2036	4.300%	3,600,000	3,591,383
Verizon Master Trust
Series 2024-8 Class B
11/20/2030	4.820%	3,650,000	3,695,465
Verizon Master Trust Series
Subordinated Series 2024-4 Class B
06/20/2029	5.400%	4,572,000	4,592,468
Westlake Automobile Receivables Trust(a)
Series 2025-P1 Class A4
04/15/2030	4.660%	13,380,000	13,488,286
Total Asset-Backed Securities — Non-Agency (Cost $343,579,398)			344,185,857

Commercial Mortgage-Backed Securities - Non-Agency 12.7%

AMSR Trust(a)
Series 2023-SFR2 Class A
06/17/2040	3.950%	6,840,000	6,727,780
AMSR Trust(a)
Series 2024-SFR2 Class A
11/17/2041	4.150%	6,500,000	6,349,088
BANK5
Series 2023-5YR4 Class A3
12/15/2056	6.500%	8,244,969	8,562,535
BHMS Commercial Mortgage Trust(a),(b)
Series 2025-ATLS Class A
1-month Term SOFR + 1.850% Floor 1.850% 08/15/2042	5.510%	12,500,000	12,508,030
BX Commercial Mortgage Trust(a),(b)
Series 2024-SLCT Class A
1-month Term SOFR + 1.443% Floor 1.443% 01/15/2042	4.996%	7,000,000	6,956,254
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
BX Mortgage Trust(a),(b)
Series 2021-PAC Class D
1-month Term SOFR + 1.412% Floor 1.298% 10/15/2036	5.085%	6,350,000	6,318,248
BX Mortgage Trust(a)
Series 2025-BIO3 Class A
02/10/2042	6.138%	9,213,000	9,303,393
BX Trust(a),(c)
Series 2025-ARIA Class A
12/13/2042	5.120%	8,500,000	8,524,038
BX Trust(a),(b)
Series 2025-LUNR Class A
1-month Term SOFR + 1.650% 06/15/2040	5.173%	11,673,901	11,684,810
Series 2025-VOLT Class A
1-month Term SOFR + 1.700% Floor 1.700% 12/15/2044	5.373%	10,000,000	9,968,758
BX Trust(a),(b),(d)
Series 2026-RISE Class A
1-month Term SOFR + 1.300% 04/15/2059	4.970%	7,500,000	7,500,000
DBJPM Mortgage Trust
Series 2016-C3 Class A5
08/10/2049	2.890%	4,800,000	4,778,572
Extended Stay America Trust(a),(b)
Series 2025-ESH Class A
1-month Term SOFR + 1.300% Floor 1.300% 10/15/2042	4.973%	18,648,000	18,647,993
FS(a),(b)
Series 2026-ORL Class A
1-month Term SOFR + 1.350% Floor 1.350% 02/15/2041	5.020%	10,000,000	9,981,250
GS Mortgage Securities Trust
Series 2016-GS4 Class A3
11/10/2049	3.178%	1,303,272	1,297,735
Morgan Stanley Capital I Trust
Series 2021-L6 Class ASB
06/15/2054	2.250%	5,140,000	4,819,416
One New York Plaza Trust(a),(b)
Subordinated Series 2020-1NYP Class C
1-month Term SOFR + 2.314% Floor 2.200% 01/15/2036	5.987%	3,000,000	2,882,434
Subordinated Series 2020-1NYP Class D
1-month Term SOFR + 2.864% Floor 2.750% 01/15/2036	6.537%	1,125,000	1,069,878
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Progress Residential Trust(a)
Series 2022-SFR4 Class A
05/17/2041	4.438%	6,412,266	6,335,374
Series 2022-SFR6 Class A
07/20/2039	4.451%	15,110,924	15,046,859
Series 2025-SFR2 Class A
04/17/2042	3.305%	14,906,674	14,062,161
Series 2025-SFR4 Class A
08/19/2042	4.300%	12,625,000	12,376,240
Tricon Residential Trust(a)
Series 2022-SFR1 Class A
04/17/2039	3.856%	10,995,116	10,893,553
Wells Fargo Commercial Mortgage Trust(a),(b)
Series 2017-SMP Class A
1-month Term SOFR + 0.922% Floor 0.750% 12/15/2034	4.595%	16,055,000	14,987,734
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $211,950,622)			211,582,133

Corporate Bonds & Notes 34.0%

Aerospace & Defense 1.7%
BAE Systems PLC(a)
04/15/2030	3.400%	6,525,000	6,256,606
Boeing Co. (The)
05/01/2030	5.150%	7,000,000	7,106,929
L3Harris Technologies, Inc.
06/01/2029	5.050%	6,200,000	6,307,608
TransDigm, Inc.(a)
08/15/2028	6.750%	906,000	916,343
03/01/2029	6.375%	1,222,000	1,246,842
TransDigm, Inc.
01/15/2029	4.625%	174,000	170,926
05/01/2029	4.875%	408,000	402,101
United Technologies Corp.
11/16/2028	4.125%	5,500,000	5,478,310
Total			27,885,665
Airlines 0.0%
American Airlines, Inc./AAdvantage Loyalty IP Ltd.(a)
04/20/2026	5.500%	50,917	50,934
04/20/2029	5.750%	494,000	490,152
Total			541,086
Automotive 0.2%
American Axle & Manufacturing, Inc.
10/01/2029	5.000%	294,000	280,275
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Clarios Global LP/US Finance Co.(a)
05/15/2028	6.750%	203,000	205,525
02/15/2030	6.750%	505,000	514,419
Ford Motor Credit Co. LLC
05/28/2027	4.950%	140,000	139,949
IHO Verwaltungs GmbH(a),(e)
05/15/2029	6.375%	639,000	638,146
Nissan Motor Acceptance Co. LLC(a)
09/15/2028	2.450%	189,000	172,750
09/30/2030	6.125%	116,000	111,570
Nissan Motor Co., Ltd.(a)
07/17/2030	7.500%	395,000	398,093
ZF North America Capital, Inc.(a)
04/14/2028	6.875%	441,000	445,501
04/23/2030	6.750%	905,000	878,762
03/24/2031	7.500%	75,000	73,584
Total			3,858,574
Banking 7.1%
Bank of America Corp.(f)
01/24/2031	5.162%	14,500,000	14,773,654
Bank of Montreal(f)
09/22/2031	4.350%	4,500,000	4,438,773
Bank of New York Mellon Corp. (The)(f)
01/22/2030	4.026%	5,000,000	4,950,487
Citigroup, Inc.(f)
09/11/2031	4.503%	10,000,000	9,880,455
Goldman Sachs Group, Inc. (The)(f)
04/23/2031	5.218%	10,000,000	10,167,699
HSBC Holdings PLC(f)
03/10/2032	4.675%	11,775,000	11,611,839
JPMorgan Chase & Co.(f)
01/22/2032	4.347%	14,800,000	14,589,824
Morgan Stanley(f)
03/12/2032	4.708%	12,670,000	12,584,285
PNC Financial Services Group, Inc. (The)(f)
05/13/2031	4.899%	5,000,000	5,029,003
Royal Bank of Canada(f)
10/18/2030	4.650%	5,000,000	5,011,408
Toronto-Dominion Bank (The)
01/13/2031	4.411%	5,150,000	5,107,198
Truist Financial Corp.(f)
01/27/2032	4.597%	3,000,000	2,966,766
US Bancorp(f)
02/12/2031	5.046%	7,000,000	7,101,741
Wells Fargo & Co.(f)
04/23/2031	5.150%	6,500,000	6,610,353
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Westpac Banking Corp.
04/16/2029	5.050%	2,825,000	2,890,852
Total			117,714,337
Brokerage/Asset Managers/Exchanges 0.1%
Aretec Escrow Issuer 2, Inc.(a)
08/15/2030	10.000%	519,000	551,325
Aretec Escrow Issuer, Inc.(a)
04/01/2029	7.500%	279,000	276,282
Total			827,607
Building Materials 0.1%
American Builders & Contractors Supply Co., Inc.(a)
11/15/2029	3.875%	402,000	381,132
James Hardie International Finance DAC(a)
01/15/2028	5.000%	807,000	802,186
Standard Industries, Inc.(a)
01/15/2028	4.750%	501,000	495,900
07/15/2030	4.375%	421,000	397,487
01/15/2031	3.375%	157,000	141,063
White Cap Supply Holdings LLC(a)
11/15/2030	7.375%	115,000	111,624
Total			2,329,392
Cable and Satellite 0.9%
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%	303,000	303,055
02/01/2028	5.000%	272,000	269,496
06/01/2029	5.375%	704,000	694,498
09/01/2029	6.375%	249,000	249,992
03/01/2030	4.750%	179,000	169,778
08/15/2030	4.500%	420,000	391,987
02/01/2031	4.250%	170,000	154,661
Charter Communications Operating LLC/Capital
06/01/2029	6.100%	4,450,000	4,608,818
Comcast Corp.
02/15/2028	3.150%	4,500,000	4,414,901
DISH Network Corp.(a)
11/15/2027	11.750%	661,000	680,975
EchoStar Corp.
11/30/2029	10.750%	1,078,931	1,165,246
Sirius XM Radio, Inc.(a)
08/01/2027	5.000%	330,000	329,474
07/15/2028	4.000%	169,000	163,318
Virgin Media Finance PLC(a)
07/15/2030	5.000%	236,000	193,549
Virgin Media Secured Finance PLC(a)
05/15/2029	5.500%	363,000	348,064
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Ziggo BV(a)
01/15/2030	4.875%	256,000	238,698
Total			14,376,510
Chemicals 0.7%
Axalta Coating Systems LLC/Dutch Holding B BV(a)
06/15/2027	4.750%	110,000	109,258
Celanese US Holdings LLC
04/15/2030	6.500%	582,000	593,237
Element Solutions, Inc.(a)
09/01/2028	3.875%	150,000	145,991
HB Fuller Co.
02/15/2027	4.000%	95,000	93,629
10/15/2028	4.250%	256,000	247,473
INEOS Finance PLC(a)
05/15/2028	6.750%	863,000	834,389
04/15/2029	7.500%	261,000	253,262
INEOS Quattro Finance 2 PLC(a)
03/15/2029	9.625%	532,000	437,113
Ingevity Corp.(a)
11/01/2028	3.875%	202,000	193,717
LYB International Finance III LLC
01/15/2031	5.125%	6,500,000	6,508,305
Olympus Water US Holding Corp.(a)
10/01/2028	4.250%	669,000	640,883
Tronox, Inc.(a)
09/30/2030	9.125%	109,000	108,839
W.R. Grace Holdings LLC(a)
08/15/2029	5.625%	435,000	399,469
03/01/2031	7.375%	207,000	207,425
Total			10,772,990
Construction Machinery 0.2%
Herc Holdings, Inc.(a)
06/15/2029	6.625%	688,000	699,617
06/15/2030	7.000%	708,000	726,554
03/15/2031	5.750%	343,000	338,024
Ritchie Bros Holdings, Inc.(a)
03/15/2028	6.750%	542,000	550,491
03/15/2031	7.750%	291,000	302,454
Synergy Infrastructure Holdings LLC(a)
12/01/2030	7.875%	413,000	421,190
Total			3,038,330
Consumer Cyclical Services 0.2%
Allied Universal Holdco LLC/Finance Corp./Atlas Luxco 4 Sarl(a)
06/01/2028	4.625%	168,000	164,119
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Arches Buyer, Inc.(a)
06/01/2028	4.250%	458,000	441,524
12/01/2028	6.125%	177,000	169,625
ASGN, Inc.(a)
05/15/2028	4.625%	823,000	796,574
Match Group, Inc.(a)
06/01/2028	4.625%	600,000	586,833
02/15/2029	5.625%	447,000	441,246
08/01/2030	4.125%	233,000	216,333
Total			2,816,254
Consumer Products 0.1%
CD&R Smokey Buyer, Inc./Radio Systems Corp.(a)
10/15/2029	9.500%	115,000	97,525
Newell Brands, Inc.
09/15/2027	6.375%	225,000	226,301
09/15/2029	6.625%	412,000	402,298
Prestige Brands, Inc.(a)
01/15/2028	5.125%	376,000	375,372
Scotts Miracle-Gro Co. (The)
12/15/2026	5.250%	177,000	176,839
10/15/2029	4.500%	235,000	229,515
Total			1,507,850
Diversified Manufacturing 0.8%
BWX Technologies, Inc.(a)
06/30/2028	4.125%	115,000	112,026
Carrier Global Corp.
02/15/2030	2.722%	6,000,000	5,606,868
Emerald Debt Merger Sub LLC(a)
12/15/2030	6.625%	648,000	659,691
Esab Corp.(a)
04/15/2029	6.250%	69,000	69,897
04/01/2031	5.625%	295,000	297,053
Gates Corp. (The)(a)
07/01/2029	6.875%	586,000	600,480
Madison IAQ LLC(a)
06/30/2028	4.125%	57,000	55,672
06/30/2029	5.875%	449,000	441,092
Resideo Funding, Inc.(a)
09/01/2029	4.000%	230,000	217,382
Siemens Funding BV(a)
05/28/2030	4.600%	4,950,000	4,989,999
WESCO Distribution, Inc.(a)
06/15/2028	7.250%	325,000	326,846
03/15/2029	6.375%	513,000	522,173
04/15/2031	5.250%	147,000	146,072
Total			14,045,251
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Electric 3.5%
AEP Texas, Inc.
07/01/2030	2.100%	5,500,000	4,980,343
Atlantica Sustainable Infrastructure PLC(a)
06/15/2028	4.125%	223,000	215,983
CenterPoint Energy, Inc.
03/01/2030	2.950%	5,000,000	4,708,647
Clearway Energy Operating LLC(a)
03/15/2028	4.750%	635,000	627,395
02/15/2031	3.750%	845,000	783,856
Dominion Energy, Inc.
06/15/2030	5.000%	5,000,000	5,071,261
DTE Energy Co.
04/01/2030	5.200%	5,000,000	5,099,781
Duke Energy Corp.
01/05/2029	4.850%	5,000,000	5,062,692
Exelon Corp.
03/15/2029	5.150%	4,500,000	4,590,537
FirstEnergy Transmission LLC
01/15/2030	4.550%	5,500,000	5,494,728
NextEra Energy Capital Holdings, Inc.
03/01/2031	4.400%	5,000,000	4,957,856
NextEra Energy Operating Partners LP(a)
09/15/2027	4.500%	238,000	235,657
01/15/2029	7.250%	935,000	965,699
NRG Energy, Inc.
01/15/2028	5.750%	337,000	337,867
NRG Energy, Inc.(a)
07/15/2029	5.750%	390,000	389,399
02/15/2031	3.625%	309,000	285,373
Pattern Energy Operations LP/Inc.(a)
08/15/2028	4.500%	584,000	571,538
PG&E Corp.
07/01/2028	5.000%	406,000	402,486
Southern Power Co.
10/01/2030	4.250%	5,455,000	5,379,559
TerraForm Power Operating LLC(a)
01/31/2028	5.000%	556,000	550,044
01/15/2030	4.750%	731,000	702,527
Vistra Operations Co. LLC(a)
02/15/2027	5.625%	496,000	495,968
05/01/2029	4.375%	233,000	227,513
VoltaGrid LLC(a)
11/01/2030	7.375%	252,000	260,031
Xcel Energy, Inc.
06/01/2030	3.400%	5,000,000	4,776,713
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
XPLR Infrastructure Operating Partners LP(a)
01/15/2031	8.375%	467,000	492,643
Total			57,666,096
Finance Companies 0.5%
CrossCountry Intermediate HoldCo LLC(a)
10/01/2030	6.500%	146,000	139,167
GGAM Finance Ltd.(a)
02/15/2027	8.000%	194,000	195,765
06/15/2028	8.000%	362,000	375,556
04/15/2029	6.875%	605,000	619,122
03/15/2030	5.875%	643,000	642,242
goeasy Ltd.(a)
07/01/2029	7.625%	164,000	144,354
05/15/2030	6.875%	112,000	92,593
Navient Corp.
03/15/2028	4.875%	271,000	255,761
OneMain Finance Corp.
01/15/2027	3.500%	104,000	102,168
09/15/2028	3.875%	534,000	507,685
05/15/2029	6.625%	742,000	745,464
03/15/2030	7.875%	230,000	237,329
Provident Funding Associates LP/PFG Finance Corp.(a)
09/15/2029	9.750%	585,000	600,650
Rocket Cos, Inc.(a)
08/01/2030	6.125%	487,000	491,779
Rocket Mortgage LLC/Co-Issuer, Inc.(a)
10/15/2026	2.875%	538,000	531,667
03/01/2029	3.625%	157,000	148,763
Springleaf Finance Corp.
11/15/2029	5.375%	334,000	322,366
United Wholesale Mortgage LLC(a)
04/15/2029	5.500%	750,000	701,914
UWM Holdings LLC(a)
02/01/2030	6.625%	492,000	463,993
03/15/2031	6.250%	522,000	475,403
Total			7,793,741
Food and Beverage 2.1%
Bacardi-Martini BV(a)
02/01/2030	5.550%	7,000,000	7,143,901
Darling Ingredients, Inc.(a)
04/15/2027	5.250%	557,000	556,588
Diageo Investment Corp.
08/15/2030	5.125%	3,775,000	3,855,069
Kraft Heinz Foods Co.
04/01/2030	3.750%	7,000,000	6,774,715
Lamb Weston Holdings, Inc.(a)
01/31/2030	4.125%	113,000	108,000
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Mars, Inc.(a)
03/01/2030	4.800%	4,475,000	4,521,700
PepsiCo, Inc.
01/15/2029	4.100%	7,000,000	6,994,649
Post Holdings, Inc.(a)
04/15/2030	4.625%	1,574,000	1,512,715
Primo Water Holdings, Inc./Triton Water Holdings, Inc.(a)
04/01/2029	6.250%	588,000	589,056
04/30/2029	4.375%	452,000	439,257
Simmons Foods, Inc./Prepared Foods, Inc./Pet Food, Inc./Feed(a)
03/01/2029	4.625%	771,000	741,948
US Foods, Inc.(a)
09/15/2028	6.875%	515,000	527,609
02/15/2029	4.750%	226,000	223,200
06/01/2030	4.625%	111,000	108,125
Total			34,096,532
Gaming 0.2%
Caesars Entertainment, Inc.(a)
10/15/2029	4.625%	579,000	557,189
02/15/2030	7.000%	386,000	391,035
CDI Escrow Issuer, Inc.(a)
04/01/2030	5.750%	486,000	481,567
Churchill Downs, Inc.(a)
04/01/2027	5.500%	433,000	432,570
01/15/2028	4.750%	110,000	108,584
Penn Entertainment, Inc.(a)
04/01/2031	6.750%	145,000	140,875
Penn National Gaming, Inc.(a)
07/01/2029	4.125%	546,000	510,857
Rivers Enterprise Lender LLC/Corp.(a)
10/15/2030	6.250%	228,000	227,671
Scientific Games Holdings LP/US FinCo, Inc.(a)
03/01/2030	6.625%	545,000	471,107
Scientific Games International, Inc.(a)
11/15/2029	7.250%	159,000	162,329
VICI Properties LP/Note Co., Inc.(a)
12/01/2026	4.250%	273,000	272,293
Total			3,756,077
Health Care 2.0%
Acadia Healthcare Co., Inc.(a)
07/01/2028	5.500%	438,000	435,012
04/15/2029	5.000%	877,000	854,525
Avantor Funding, Inc.(a)
07/15/2028	4.625%	404,000	394,231
11/01/2029	3.875%	434,000	407,191
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Bausch & Lomb Escrow Corp.(a)
10/01/2028	8.375%	176,000	182,125
Becton Dickinson and Co.
02/11/2031	1.957%	4,800,000	4,231,315
Charles River Laboratories International, Inc.(a)
03/15/2029	3.750%	598,000	567,069
CHS/Community Health Systems, Inc.(a)
01/15/2029	6.000%	115,000	113,856
Cigna Group (The)
09/15/2030	4.500%	5,000,000	4,984,401
CVS Health Corp.
02/21/2030	5.125%	6,500,000	6,592,744
DaVita, Inc.(a)
06/01/2030	4.625%	443,000	425,929
Encompass Health Corp.
02/01/2030	4.750%	234,000	229,142
GE HealthCare Technologies, Inc.
01/15/2031	4.800%	5,500,000	5,534,861
HCA, Inc.
04/01/2031	5.450%	6,000,000	6,152,064
IQVIA, Inc.(a)
10/15/2026	5.000%	334,000	333,293
05/15/2030	6.500%	123,000	125,676
LifePoint Health, Inc.(a)
08/15/2030	9.875%	175,000	185,365
Medline Borrower LP/Co-Issuer, Inc.(a)
04/01/2029	6.250%	116,000	118,206
Mozart Debt Merger Sub, Inc.(a)
10/01/2029	5.250%	1,142,000	1,131,769
Star Parent, Inc.(a)
10/01/2030	9.000%	231,000	239,968
Tenet Healthcare Corp.
11/01/2027	5.125%	279,000	278,752
06/15/2028	4.625%	100,000	99,154
01/15/2030	4.375%	212,000	205,253
06/15/2030	6.125%	221,000	222,812
Total			34,044,713
Healthcare Insurance 0.7%
Elevance Health, Inc.
06/15/2029	5.150%	5,000,000	5,093,433
UnitedHealth Group, Inc.
01/15/2030	4.800%	6,000,000	6,066,884
Total			11,160,317
Independent Energy 0.9%
Civitas Resources, Inc.(a)
11/01/2030	8.625%	460,000	484,528
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Colgate Energy Partners III LLC(a)
07/01/2029	5.875%	527,000	527,705
Hilcorp Energy I LP/Finance Co.(a)
11/01/2028	6.250%	410,000	410,502
02/01/2029	5.750%	575,000	566,387
04/15/2030	6.000%	434,000	422,149
Occidental Petroleum Corp.
01/01/2032	5.375%	6,500,000	6,619,247
SM Energy Co.
01/15/2027	6.625%	234,000	234,011
SM Energy Co.(a)
08/01/2029	6.750%	398,000	404,278
Woodside Finance Ltd.
05/19/2030	5.400%	5,500,000	5,615,553
Total			15,284,360
Integrated Energy 0.3%
BP Capital Markets America, Inc.
11/25/2029	4.868%	4,500,000	4,582,100
Leisure 0.3%
Boyne USA, Inc.(a)
05/15/2029	4.750%	989,000	960,356
Carnival Corp.(a)
03/15/2030	5.750%	110,000	110,839
Cedar Fair LP
07/15/2029	5.250%	642,000	613,972
Cedar Fair LP/Canada’s Wonderland Co./Magnum Management Corp./Millennium Op
10/01/2028	6.500%	576,000	573,269
Cinemark USA, Inc.(a)
07/15/2028	5.250%	1,143,000	1,135,069
NCL Corp., Ltd.(a)
01/15/2031	5.875%	977,000	949,055
Vail Resorts, Inc.(a)
07/15/2030	5.625%	282,000	279,982
Viking Cruises Ltd.(a)
02/15/2029	7.000%	768,000	768,966
Total			5,391,508
Life Insurance 1.6%
Corebridge Global Funding(a)
01/09/2031	4.550%	4,475,000	4,418,556
Five Corners Funding Trust II(a)
05/15/2030	2.850%	6,000,000	5,598,086
Metropolitan Life Global Funding I(a)
01/12/2031	4.350%	5,500,000	5,436,758
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Principal Life Global Funding II(a)
01/13/2031	4.450%	5,625,000	5,548,355
Voya Global Funding(a)
11/24/2030	4.600%	5,600,000	5,517,918
Total			26,519,673
Lodging 0.1%
Hilton Grand Vacations Borrower Escrow LLC(a)
06/01/2029	5.000%	573,000	544,641
Marriott Ownership Resorts, Inc.
01/15/2028	4.750%	494,000	486,252
Marriott Ownership Resorts, Inc.(a)
06/15/2029	4.500%	444,000	420,523
Travel + Leisure Co.(a)
12/01/2029	4.500%	166,000	158,868
Total			1,610,284
Media and Entertainment 0.1%
Clear Channel Outdoor Holdings, Inc.(a)
04/01/2030	7.875%	318,000	333,202
02/15/2031	7.125%	204,000	213,814
McGraw-Hill Education, Inc.(a)
08/01/2028	5.750%	448,000	443,176
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	130,000	129,795
01/15/2029	4.250%	558,000	539,529
03/15/2030	4.625%	315,000	303,988
Univision Communications, Inc.(a)
08/15/2028	8.000%	144,000	146,370
Total			2,109,874
Metals and Mining 0.2%
Constellium SE(a)
06/15/2028	5.625%	416,000	414,620
04/15/2029	3.750%	465,000	444,203
Hudbay Minerals, Inc.(a)
04/01/2026	4.500%	544,000	544,002
04/01/2029	6.125%	339,000	338,541
Novelis Corp.(a)
01/30/2030	4.750%	1,290,000	1,221,798
Novelis, Inc.(a)
01/30/2030	6.875%	262,000	264,305
Total			3,227,469
Midstream 2.0%
AmeriGas Partners LP/Finance Corp.(a)
06/01/2030	9.500%	259,000	274,468
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Antero Midstream Partners LP/Finance Corp.(a)
01/15/2028	5.750%	272,000	271,864
06/15/2029	5.375%	388,000	386,764
CNX Midstream Partners LP(a)
04/15/2030	4.750%	1,004,000	956,767
Delek Logistics Partners LP/Finance Corp.(a)
06/01/2028	7.125%	278,000	277,901
03/15/2029	8.625%	980,000	1,014,306
Enbridge, Inc.
02/15/2031	4.500%	4,635,000	4,585,557
Energy Transfer LP
01/15/2031	4.550%	5,500,000	5,449,969
Hess Midstream Operations LP(a)
06/01/2029	6.500%	203,000	207,440
MPLX LP
02/15/2031	4.800%	5,250,000	5,262,789
NuStar Logistics LP
10/01/2030	6.375%	53,000	54,806
Rockies Express Pipeline LLC(a)
07/15/2029	4.950%	251,000	245,385
Sunoco LP(a)
05/01/2029	7.000%	157,000	161,050
05/01/2030	4.625%	166,000	159,884
07/15/2031	5.375%	261,000	258,890
Sunoco LP/Finance Corp.(a)
09/15/2028	7.000%	564,000	575,423
Sunoco LP/Finance Corp.
05/15/2029	4.500%	514,000	501,053
04/30/2030	4.500%	424,000	410,046
TransMontaigne Partners LLC(a)
06/15/2030	8.500%	275,000	278,802
Venture Global Calcasieu Pass LLC(a)
08/15/2029	3.875%	350,000	332,761
01/15/2030	6.250%	161,000	164,659
Venture Global LNG, Inc.(a)
06/01/2028	8.125%	691,000	707,535
02/01/2029	9.500%	400,000	432,674
01/15/2030	7.000%	662,000	677,134
Venture Global Plaquemines LNG LLC(a)
12/15/2030	6.125%	389,000	400,156
Western Midstream Operating LP
01/15/2029	6.350%	4,500,000	4,685,773
Williams Cos, Inc. (The)
06/30/2030	4.625%	5,000,000	4,995,827
Total			33,729,683
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Natural Gas 0.3%
NiSource, Inc.
07/01/2029	5.200%	5,500,000	5,612,255
Oil Field Services 0.1%
Archrock Partners LP/Finance Corp.(a)
04/01/2028	6.250%	366,000	366,000
Kodiak Gas Services LLC(a)
02/15/2029	7.250%	903,000	935,722
04/01/2031	5.875%	150,000	150,634
Nabors Industries, Inc.(a)
01/31/2030	9.125%	110,000	115,452
USA Compression Partners LP/Finance Corp.(a)
03/15/2029	7.125%	548,000	560,802
Total			2,128,610
Other Industry 0.1%
Williams Scotsman International, Inc.(a)
08/15/2028	4.625%	591,000	580,641
Williams Scotsman, Inc.(a)
06/15/2029	6.625%	259,000	261,770
04/15/2030	6.625%	496,000	502,715
Total			1,345,126
Other REIT 0.1%
Ladder Capital Finance Holdings LLLP/Corp.(a)
02/01/2027	4.250%	562,000	555,438
06/15/2029	4.750%	131,000	126,998
Park Intermediate Holdings LLC/PK Domestic Property LLC/Finance Co-Issuer(a)
10/01/2028	5.875%	672,000	668,231
05/15/2029	4.875%	92,000	88,523
RHP Hotel Properties LP/Finance Corp.(a)
07/15/2028	7.250%	322,000	328,676
RLJ Lodging Trust LP(a)
07/01/2026	3.750%	437,000	434,900
Total			2,202,766
Packaging 0.1%
Ardagh Metal Packaging Finance USA LLC/PLC(a)
09/01/2028	3.250%	357,000	339,441
09/01/2029	4.000%	422,000	386,373
01/30/2031	6.250%	210,000	208,092
Clydesdale Acquisition Holdings, Inc.(a)
04/15/2029	6.625%	356,000	349,978
04/15/2030	8.750%	163,000	152,475
Sealed Air Corp.(a)
02/01/2028	6.125%	241,000	244,690
04/15/2029	5.000%	318,000	321,529
Total			2,002,578
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Pharmaceuticals 1.0%
AbbVie, Inc.
03/15/2031	4.125%	6,525,000	6,430,980
Amgen, Inc.
02/19/2031	4.200%	6,000,000	5,915,559
Grifols Escrow Issuer SA(a)
10/15/2028	4.750%	343,000	336,446
Pfizer Investment Enterprises Pte Ltd.
05/19/2028	4.450%	4,500,000	4,525,522
Total			17,208,507
Property & Casualty 0.3%
Acrisure LLC/Finance, Inc.(a)
02/15/2029	4.250%	428,000	403,769
11/06/2030	7.500%	170,000	170,049
Alliant Holdings Intermediate LLC/Co-Issuer(a)
10/15/2027	4.250%	145,000	142,246
10/15/2027	6.750%	238,000	237,941
04/15/2028	6.750%	958,000	963,031
01/15/2031	7.000%	244,000	246,079
AmWINS Group, Inc.(a)
02/15/2029	6.375%	416,000	419,329
Ardonagh Finco Ltd.(a)
02/15/2031	7.750%	726,000	733,424
BroadStreet Partners, Inc.(a)
04/15/2029	5.875%	440,000	428,749
Howden UK Refinance PLC/2 PLC/US Refinance LLC(a)
02/15/2031	7.250%	155,000	156,501
HUB International Ltd.(a)
12/01/2029	5.625%	585,000	571,308
06/15/2030	7.250%	319,000	327,522
Total			4,799,948
Railroads 0.3%
Norfolk Southern Corp.
11/01/2029	2.550%	5,000,000	4,708,737
Restaurants 0.1%
1011778 BC ULC/New Red Finance, Inc.(a)
01/15/2028	4.375%	329,000	324,574
06/15/2029	6.125%	648,000	659,168
09/15/2029	5.625%	125,000	125,684
Total			1,109,426
Retailers 0.2%
Advance Auto Parts, Inc.
04/15/2030	3.900%	265,000	243,326
Advance Auto Parts, Inc.(a)
08/01/2030	7.000%	100,000	101,257
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Asbury Automotive Group, Inc.
03/01/2028	4.500%	112,000	109,843
03/01/2030	4.750%	284,000	273,705
Asbury Automotive Group, Inc.(a)
11/15/2029	4.625%	249,000	240,554
Belron UK Finance PLC(a)
10/15/2029	5.750%	147,000	147,755
Group 1 Automotive, Inc.(a)
08/15/2028	4.000%	140,000	135,331
01/15/2030	6.375%	538,000	542,768
L Brands, Inc.
02/01/2028	5.250%	188,000	187,704
LCM Investments Holdings II LLC(a)
05/01/2029	4.875%	750,000	730,819
Lithia Motors, Inc.(a)
12/15/2027	4.625%	180,000	177,854
06/01/2029	3.875%	421,000	401,149
01/15/2031	4.375%	241,000	226,016
Wolverine World Wide, Inc.(a)
08/15/2029	4.000%	180,000	166,639
Total			3,684,720
Supermarkets 0.0%
Albertsons Companies, Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC(a)
02/15/2030	4.875%	756,000	740,584
Technology 3.3%
APLD ComputeCo 2 LLC(a)
03/15/2031	6.750%	753,000	748,730
APLD ComputeCo LLC(a)
12/15/2030	9.250%	666,000	686,246
Black Pearl Compute LLC(a)
02/15/2031	6.125%	384,000	391,030
Block, Inc.
06/01/2026	2.750%	263,000	261,777
Block, Inc.(a)
08/15/2030	5.625%	327,000	325,235
Broadcom, Inc.
04/15/2028	4.800%	6,000,000	6,068,458
Central Parent LLC/CDK Global II LLC/Financing, Co., Inc.(a)
06/15/2029	8.000%	85,000	63,224
Central Parent, Inc./CDK Global, Inc.(a)
06/15/2029	7.250%	110,000	78,866
Cipher Compute LLC(a)
11/15/2030	7.125%	169,000	175,144
Clarivate Science Holdings Corp.(a)
07/01/2029	4.875%	398,000	342,648
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Cloud Software Group, Inc.(a)
09/30/2029	9.000%	799,000	770,853
CoreWeave, Inc.(a)
06/01/2030	9.250%	220,000	213,968
02/01/2031	9.000%	287,000	272,959
Entegris Escrow Corp.(a)
06/15/2030	5.950%	160,000	161,406
Entegris, Inc.(a)
04/15/2028	4.375%	514,000	503,682
05/01/2029	3.625%	300,000	285,436
Fidelity National Information Services, Inc.
03/10/2031	4.800%	6,500,000	6,446,772
Flash Compute LLC(a)
12/31/2030	7.250%	162,000	163,405
Foundry JV Holdco LLC(a)
01/25/2031	5.500%	6,500,000	6,642,531
HealthEquity, Inc.(a)
10/01/2029	4.500%	588,000	568,841
ION Platform Finance US, Inc./SARL(a)
05/01/2028	4.625%	368,000	343,313
05/15/2028	5.750%	675,000	636,159
05/01/2029	8.750%	218,000	202,674
Iron Mountain, Inc.(a)
09/15/2027	4.875%	109,000	108,816
03/15/2028	5.250%	888,000	883,167
07/15/2028	5.000%	191,000	188,995
02/15/2029	7.000%	367,000	374,202
09/15/2029	4.875%	321,000	312,409
07/15/2030	5.250%	795,000	771,739
NCR Atleos Escrow Corp.(a)
04/01/2029	9.500%	1,036,000	1,108,899
NCR Corp.(a)
10/01/2028	5.000%	680,000	655,187
04/15/2029	5.125%	471,000	451,308
Neptune Bidco US, Inc.(a)
04/15/2029	9.290%	229,000	229,847
NortonLifeLock, Inc.(a)
09/30/2027	6.750%	137,000	137,632
NXP BV/Funding LLC
12/01/2028	5.550%	5,400,000	5,527,581
Open Text Corp.(a)
02/15/2028	3.875%	443,000	426,618
Oracle Corp.
02/04/2031	4.950%	8,000,000	7,830,702
Picard Midco, Inc.(a)
03/31/2029	6.500%	1,069,000	1,040,221
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Corporate Bonds & Notes (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Sabre GLBL, Inc.(a)
11/15/2029	10.750%	26,000	22,240
03/15/2030	10.750%	60,000	49,829
07/15/2030	11.125%	125,000	105,935
Science Applications International Corp.(a)
04/01/2028	4.875%	225,000	221,354
SS&C Technologies, Inc.(a)
09/30/2027	5.500%	280,000	280,271
SV RNO Property Owner 1 LLC(a)
03/01/2031	5.875%	933,000	924,575
Synaptics, Inc.(a)
06/15/2029	4.000%	423,000	400,716
Synopsys, Inc.
04/01/2030	4.850%	5,300,000	5,339,460
UKG, Inc.(a)
02/01/2031	6.875%	275,000	269,596
WULF Compute LLC(a)
10/15/2030	7.750%	134,000	141,601
ZoomInfo Technologies LLC/Finance Corp.(a)
02/01/2029	3.875%	595,000	494,852
Total			54,651,109
Transportation Services 0.4%
Avis Budget Car Rental LLC/Finance, Inc.(a)
07/15/2027	5.750%	285,000	284,685
04/01/2028	4.750%	149,000	145,032
03/01/2029	5.375%	470,000	449,104
ERAC USA Finance LLC(a)
02/15/2029	5.000%	6,300,000	6,402,830
Total			7,281,651
Wireless 0.4%
T-Mobile US, Inc.
04/15/2030	3.875%	6,000,000	5,841,173
Wirelines 0.7%
AT&T, Inc.
04/30/2031	4.400%	7,000,000	6,926,119
Iliad Holding SAS(a)
10/15/2028	7.000%	415,000	417,532
Verizon Communications, Inc.
03/22/2028	2.100%	4,500,000	4,320,770
Total			11,664,421
Total Corporate Bonds & Notes (Cost $565,433,010)			565,667,884

Foreign Government Obligations(g) 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Canada 0.0%
NOVA Chemicals Corp.(a)
06/01/2027	5.250%	589,000	588,441
11/15/2028	8.500%	167,000	173,841
Total			762,282
Total Foreign Government Obligations (Cost $764,117)			762,282

Residential Mortgage-Backed Securities - Agency 2.1%

Federal Home Loan Mortgage Corp.(b)
1-year CMT + 2.228% Cap 9.022% 03/01/2034	5.875%	48,320	49,376
12-month Term SOFR + 1.708% Cap 11.276% 08/01/2036	6.407%	11,716	12,152
Federal Home Loan Mortgage Corp.
09/01/2039	4.500%	4,225,153	4,206,460
Federal National Mortgage Association
06/01/2026	4.000%	24	24
09/01/2026	3.500%	46	46
Federal National Mortgage Association(c)
CMO Series 2003-W11 Class A1
06/25/2033	7.267%	4,192	4,248
Freddie Mac Pool
05/01/2040- 06/01/2040	4.500%	15,814,538	15,740,720
Government National Mortgage Association(b)
1-year CMT + 1.500% Floor 1.000%, Cap 11.000% 03/20/2030	5.625%	2,125	2,127
Government National Mortgage Association
08/15/2037	7.500%	9,543	9,603
Uniform Mortgage-Backed Security TBA(d)
04/16/2041	4.000%	8,000,000	7,812,266
04/16/2041	4.500%	7,000,000	6,949,580
Total Residential Mortgage-Backed Securities - Agency (Cost $35,026,514)			34,786,602

Residential Mortgage-Backed Securities - Non-Agency 28.6%

A&D Mortgage Trust(a),(f)
CMO Series 2023-NQM2 Class A1
05/25/2068	6.132%	7,134,654	7,117,202
CMO Series 2024-NQM2 Class A1
04/25/2069	6.498%	4,916,690	4,961,690
A&D Mortgage Trust(a)
CMO Series 2024-NQM4 Class A1
08/25/2069	5.464%	5,038,118	5,043,636
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
A&D Mortgage Trust(a),(c)
CMO Series 2025-NQM2 Class A1
06/25/2070	5.790%	7,471,804	7,522,195
CMO Series 2026-NQM2 Class A1
03/25/2071	4.811%	14,924,543	14,775,284
ACHM Trust(a)
CMO Series 2024-HE2 Class A
10/25/2039	5.350%	7,939,375	7,952,496
Angel Oak Mortgage Trust(a),(c)
CMO Series 2020-6 Class A3
05/25/2065	1.775%	235,518	220,445
CMO Series 2020-6 Class M1
05/25/2065	2.805%	1,225,000	1,085,015
CMO Series 2021-8 Class A1
11/25/2066	1.820%	5,051,190	4,526,440
Angel Oak Mortgage Trust(a),(f)
CMO Series 2024-11 Class A1
08/25/2069	5.700%	11,367,328	11,413,592
CMO Series 2024-7 Class A1
05/25/2069	5.621%	1,903,361	1,908,310
CMO Series 2024-8 Class A1
05/27/2069	5.338%	3,170,550	3,169,835
Angel Oak Mortgage Trust(a),(b)
CMO Series 2025-HB1 Class A1
30-day Average SOFR + 1.800% Floor 1.800% 02/25/2055	5.462%	1,333,126	1,338,392
Banc of America Funding Trust
CMO Series 2005-5 Class 2A1
09/25/2035	5.500%	60,997	59,334
Banc of America Funding Trust(c)
CMO Series 2007-C Class 1A3
05/20/2036	4.547%	31,565	27,747
BRAVO Residential Funding Trust(a),(c)
CMO Series 2021-NQM1 Class A1
02/25/2049	0.941%	1,482,817	1,391,199
BRAVO Residential Funding Trust(a),(f)
CMO Series 2023-NQM8 Class A1
10/25/2063	6.394%	2,689,080	2,698,908
CMO Series 2024-CES2 Class A1A
09/25/2054	5.549%	11,011,301	11,031,236
CMO Series 2024-NQM3 Class A1
03/25/2064	6.191%	5,514,956	5,545,382
CMO Series 2024-NQM5 Class A1
06/25/2064	5.803%	9,105,158	9,142,260
CMO Series 2024-NQM6 Class A1
08/01/2064	5.409%	2,188,158	2,189,069
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Chase Mortgage Finance Trust
CMO Series 2005-S2 Class A1
10/25/2035	5.500%	49,018	46,802
CMO Series 2006-S4 Class A3
12/25/2036	6.000%	147,412	56,455
CHNGE Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	3.007%	4,507,551	4,313,885
CHNGE Mortgage Trust(a),(f)
CMO Series 2022-NQM1 Class A1
06/25/2067	5.189%	1,435,087	1,430,682
Colt Mortgage Loan Trust(a),(f)
CMO Series 2025-1 Class A1
01/25/2070	5.699%	8,270,139	8,312,230
COLT Mortgage Loan Trust(a),(f)
CMO Series 2024-1 Class A1
02/25/2069	5.835%	1,278,476	1,280,779
CMO Series 2024-3 Class A1
06/25/2069	6.393%	6,221,787	6,275,557
CMO Series 2024-INV3 Class A1
09/25/2069	5.443%	5,502,774	5,507,717
CMO Series 2025-5 Class A1
05/25/2070	5.536%	7,258,322	7,284,654
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2021-AFC1 Class A1
03/25/2056	0.830%	1,158,450	969,356
Cross Mortgage Trust(a),(f)
CMO Series 2024-H2 Class A1
04/25/2069	6.093%	990,480	995,238
CMO Series 2024-H4 Class A1
07/25/2069	6.147%	3,986,147	4,014,484
CSMC Trust(a)
CMO Series 2019-AFC1 Class A1
07/25/2049	3.573%	647,466	624,026
CSMC Trust(a),(c)
CMO Series 2021-RPL4 Class A1
12/27/2060	5.796%	2,266,107	2,263,878
CMO Series 2022-NQM5 Class A1
05/25/2067	5.169%	2,923,248	2,915,289
Subordinated CMO Series 2020-RPL4 Class A1
01/25/2060	2.000%	3,888,273	3,505,346
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2022-1 Class A1
01/25/2067	2.205%	10,069,906	9,268,939
FIGRE Trust(a),(c)
Series 2026-HF3 Class A1A
03/25/2056	5.073%	11,000,000	10,999,936
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac STACR REMIC Trust(a),(b)
CMO Series 2021-DNA5 Class M2
30-day Average SOFR + 1.650% 01/25/2034	5.312%	316,565	317,397
CMO Series 2022-HQA1 Class M1A
30-day Average SOFR + 2.100% 03/25/2042	5.762%	8,350,799	8,361,799
GCAT Trust(a),(c)
CMO Series 2021-CM2 Class A1
08/25/2066	2.352%	1,576,554	1,499,084
GS Mortgage-Backed Securities Trust(a),(c)
CMO Series 2020-NQM1 Class A1
09/27/2060	1.382%	465,995	446,050
GS Mortgage-Backed Securities Trust(a),(b)
CMO Series 2026-AH1 Class A1A
30-day Average SOFR + 1.500% 07/25/2056	5.172%	14,556,317	14,556,268
HOMES Trust(a),(f)
CMO Series 2024-AFC1 Class A1
08/25/2059	5.224%	6,711,676	6,705,468
CMO Series 2025-NQM2 Class A1
02/25/2070	5.425%	5,458,955	5,465,664
Imperial Fund Mortgage Trust(a),(c)
CMO Series 2021-NQM2 Class A3
09/25/2056	1.516%	1,729,143	1,510,623
JP Morgan Mortgage Trust(a),(b)
CMO Series 2024-HE3 Class A1
30-day Average SOFR + 1.200% 02/25/2055	4.862%	4,001,539	4,002,462
JPMorgan Mortgage Trust
CMO Series 2005-S3 Class 2A2
01/25/2027	5.500%	6,814	5,827
JPMorgan Mortgage Trust(c)
CMO Series 2007-A2 Class 3A1
04/25/2037	4.581%	3,817	3,154
JPMorgan Mortgage Trust(a),(c)
CMO Series 2025-NQM2 Class A1
09/25/2065	5.567%	3,353,565	3,367,293
Legacy Mortgage Asset Trust(a),(f)
CMO Series 2021-GS1 Class A1
10/25/2066	5.892%	2,300,662	2,307,747
CMO Series 2021-GS2 Class A1
04/25/2061	5.750%	4,010,286	4,017,292
Magen Capital Group Trust(a),(f)
CMO Series 2026-RTL1 Class A1
03/25/2031	5.903%	10,000,000	9,999,439
MFA Trust(a),(c)
CMO Series 2020-NQM1 Class A1
03/25/2065	2.479%	318,044	310,957
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
MFA Trust(a),(f)
CMO Series 2023-NQM4 Class A1
12/25/2068	6.105%	2,356,620	2,363,245
CMO Series 2025-NQM2 Class A1
05/27/2070	5.675%	7,451,832	7,492,516
MFRA Trust(a),(f)
CMO Series 2024-NQM3 Class A1
12/25/2069	5.722%	5,985,879	6,016,627
Morgan Stanley Mortgage Loan Trust(c)
CMO Series 2004-10AR Class 2A2
11/25/2034	5.148%	14,241	13,763
Morgan Stanley Residential Mortgage Loan Trust(f)
CMO Series 2024-RPL1 Class A1
06/25/2064	4.000%	12,563,239	12,261,222
Morgan Stanley Residential Mortgage Loan Trust(a),(c)
CMO Series 2025-NQM1 Class A1
11/25/2069	5.738%	17,530,931	17,630,558
New Residential Mortgage Loan Trust(a),(c)
CMO Series 2019-NQM4 Class A2
09/25/2059	2.644%	673,197	643,643
CMO Series 2025-NQM5 Class A1
08/25/2065	5.109%	4,415,747	4,400,478
New Residential Mortgage Loan Trust(a),(f)
CMO Series 2025-NQM1 Class A1
01/25/2065	5.643%	6,140,664	6,185,364
OBX(a),(c),(h)
Series 2026-NQM5 Class A1
01/25/2066	5.434%	4,425,000	4,424,983
OBX Trust(a),(c)
CMO Series 2019-EXP2 Class 1A3
06/25/2059	4.000%	282,065	273,361
CMO Series 2024-NQ17 Class A1
11/25/2064	5.610%	6,865,478	6,890,908
CMO Series 2025-NQM13 Class A1
05/25/2065	5.441%	3,893,932	3,903,227
OBX Trust(a),(f)
CMO Series 2022-NQM7 Class A1
08/25/2062	5.110%	3,334,437	3,325,366
CMO Series 2023-NQM8 Class A1
09/25/2063	7.045%	1,580,360	1,587,543
CMO Series 2024-NQM1 Class A1
11/25/2063	5.928%	5,517,221	5,529,079
CMO Series 2024-NQM10 Class A1
05/25/2064	6.180%	2,754,753	2,776,331
CMO Series 2024-NQM12 Class A1
07/25/2064	5.475%	1,203,277	1,205,288
CMO Series 2024-NQM8 Class A1
05/25/2064	6.233%	7,942,425	8,003,581
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2025-NQM11 Class A1
05/25/2065	5.418%	8,214,611	8,231,006
CMO Series 2025-NQM15 Class A1
07/27/2065	5.143%	8,124,456	8,110,123
Oceanview Mortgage Loan Trust(a)
CMO Series 2020-1 Class A1A
05/28/2050	1.733%	351,591	333,408
PRET LLC(a),(f)
CMO Series 2025-NPL4 Class A1
04/25/2055	6.368%	1,990,978	1,992,099
CMO Series 2025-NPL7 Class A1
07/25/2055	5.657%	4,752,511	4,754,701
CMO Series 2025-NPL8 Class A1
08/25/2055	5.732%	9,250,468	9,256,862
PRET Trust(a),(f)
CMO Series 2025-RPL3 Class A1
04/25/2065	4.150%	9,227,029	9,002,500
PRKCM Trust(a),(c)
CMO Series 2021-AFC2 Class A1
11/25/2056	2.071%	9,950,506	8,812,729
PRPM LLC(a),(f)
CMO Series 2024-RCF2 Class A1
03/25/2054	3.750%	4,412,161	4,331,599
CMO Series 2024-RPL3 Class A1
11/25/2054	4.000%	2,564,570	2,506,123
PRPM Trust(a),(f)
CMO Series 2023-NQM1 Class A1
01/25/2068	6.234%	1,292,675	1,289,622
CMO Series 2023-NQM3 Class A1
11/25/2068	6.221%	2,742,466	2,753,948
CMO Series 2024-NQM1 Class A1
12/25/2068	6.265%	1,288,995	1,297,272
RCO VIII Mortgage LLC(a),(f)
CMO Series 2025-3 Class A1
05/25/2030	6.435%	2,695,810	2,698,625
Sequoia Mortgage Trust(a),(c)
CMO Series 2016-3 Class A1
11/25/2046	3.500%	465,209	429,680
Starwood Mortgage Residential Trust(a),(c)
CMO Series 2019-INV1 Class A3
09/27/2049	2.916%	144,909	144,038
CMO Series 2020-INV1 Class A3
11/25/2055	1.593%	120,434	117,308
Towd Point Mortgage Trust(a),(c)
CMO Series 2021-SJ2 Class A1A
12/25/2061	2.250%	1,572,013	1,534,908
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
VCAT LLC(a),(f)
CMO Series 2026-NPL2 Class A1
02/25/2056	4.987%	11,183,822	11,195,169
Vericrest Opportunity Loan Transferee(a),(f)
CMO Series 2021-NPL4 Class A1
03/27/2051	6.240%	160,396	160,428
Verus Securitization Trust(a),(c)
CMO Series 2021-8 Class A3
11/25/2066	2.491%	5,837,079	5,212,287
Verus Securitization Trust(a),(f)
CMO Series 2023-6 Class A2
09/25/2068	6.939%	517,621	519,394
CMO Series 2023-8 Class A1
12/25/2068	6.259%	1,869,962	1,878,003
CMO Series 2024-1 Class A1
01/25/2069	5.712%	1,986,898	1,990,153
CMO Series 2024-INV1 Class A1
03/25/2069	6.116%	1,553,433	1,562,780
Series 2025-10 Class A1FC
06/25/2070	5.017%	7,854,474	7,837,188
Visio Trust(a),(c)
CMO Series 2019-2 Class A3
11/25/2054	3.076%	22,283	22,162
Visio Trust(a)
Series 2020-1R Class A1
11/25/2055	1.312%	1,125,177	1,095,163
Vista Point Securitization Trust(a),(f)
CMO Series 2024-CES3 Class A1
01/25/2055	5.679%	5,099,750	5,116,144
CMO Series 2025-CES2 Class A1
08/25/2055	5.601%	27,211,566	27,278,384
CMO Series 2025-CES3 Class A1
11/25/2055	5.297%	14,880,757	14,828,915
Wells Fargo Mortgage-Backed Securities Trust(c)
CMO Series 2006-AR19 Class A1
12/25/2036	6.288%	39,549	37,092
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $481,343,398)			477,318,340

Treasury Bills 1.0%
Issuer	Yield	Principal Amount ($)	Value ($)
United States 1.0%
U.S Treasury Bills
04/23/2026	3.700%	16,750,000	16,711,085
Total Treasury Bills (Cost $16,712,777)			16,711,085
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026

Money Market Funds 1.6%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 3.790%(i),(j)	27,176,181	27,165,310
Total Money Market Funds (Cost $27,164,314)		27,165,310
Total Investments in Securities (Cost: $1,681,974,150)		1,678,179,493
Other Assets & Liabilities, Net		(12,297,335)
Net Assets		1,665,882,158
At March 31, 2026, securities and/or cash totaling $4,662,156 were pledged as collateral.
Investments in derivatives
Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 2-Year Note	2,045	06/2026	USD	424,225,663	—	(2,975,034)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
U.S. Treasury 5-Year Note	(3,515)	06/2026	USD	(380,251,603)	5,081,584	—
Notes to Portfolio of Investments
(a)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At March 31, 2026, the total value of these securities amounted to $1,144,347,408, which represents 68.69% of total net assets.

(b)	Variable rate security. The interest rate shown was the current rate as of March 31, 2026.
(c)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of March 31, 2026.

(d)	Represents a security purchased on a when-issued basis.
(e)	Payment-in-kind security. Interest can be paid by issuing additional par of the security or in cash.
(f)
Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of March 31, 2026.

(g)	Principal and interest may not be guaranteed by a governmental entity.
(h)	Represents a security purchased on a forward commitment basis.
(i)	The rate shown is the seven-day current annualized yield at March 31, 2026.
(j)
Under the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended March 31, 2026 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 3.790%
	29,134,702	855,879,593	(857,847,616)	(1,369)	27,165,310	(6,782)	1,661,371	27,176,181
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
CMT	Constant Maturity Treasury
SOFR	Secured Overnight Financing Rate
TBA	To Be Announced
Currency Legend
USD	US Dollar
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at March 31, 2026:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Asset-Backed Securities - Non-Agency	—	344,185,857	—	344,185,857
Commercial Mortgage-Backed Securities - Non-Agency	—	211,582,133	—	211,582,133
Corporate Bonds & Notes	—	565,667,884	—	565,667,884
Foreign Government Obligations	—	762,282	—	762,282
Residential Mortgage-Backed Securities - Agency	—	34,786,602	—	34,786,602
Residential Mortgage-Backed Securities - Non-Agency	—	477,318,340	—	477,318,340
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Portfolio of Investments (continued)
March 31, 2026
Fair value measurements   (continued)
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Treasury Bills	—	16,711,085	—	16,711,085
Money Market Funds	27,165,310	—	—	27,165,310
Total Investments in Securities	27,165,310	1,651,014,183	—	1,678,179,493
Investments in Derivatives
Asset
Futures Contracts	5,081,584	—	—	5,081,584
Liability
Futures Contracts	(2,975,034)	—	—	(2,975,034)
Total	29,271,860	1,651,014,183	—	1,680,286,043
See the Portfolio of Investments for all investment classifications not indicated in the table.
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.
Derivative instruments are valued at unrealized appreciation (depreciation).
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2026

Statement of Assets and Liabilities
March 31, 2026

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,654,809,836)	$1,651,014,183
Affiliated issuers (cost $27,164,314)	27,165,310
Margin deposits on:
Futures contracts	4,662,156
Receivable for:
Investments sold	640,535
Capital shares sold	7,826,361
Dividends	154,471
Interest	11,033,843
Foreign tax reclaims	5,175
Variation margin for futures contracts	159,763
Expense reimbursement due from Investment Manager	4,297
Prepaid expenses	3,568
Total assets	1,702,669,662
Liabilities
Payable for:
Investments purchased	528,171
Investments purchased on a delayed delivery basis	26,870,865
Capital shares redeemed	2,649,940
Distributions to shareholders	5,740,060
Variation margin for futures contracts	494,297
Management services fees	19,212
Distribution and/or service fees	3,603
Transfer agent fees	85,274
Compensation of chief compliance officer	251
Compensation of board members	2,502
Other expenses	63,205
Deferred compensation of board members	330,124
Total liabilities	36,787,504
Net assets applicable to outstanding capital stock	$1,665,882,158
Represented by
Paid in capital	1,709,192,863
Total distributable earnings (loss)	(43,310,705)
Total - representing net assets applicable to outstanding capital stock	$1,665,882,158
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Statement of Assets and Liabilities (continued)
March 31, 2026
Class A
Net assets	$460,720,109
Shares outstanding	46,950,131
Net asset value per share	$9.81
Maximum sales charge	1.00%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$9.91
Class C
Net assets	$21,173,459
Shares outstanding	2,162,424
Net asset value per share	$9.79
Institutional Class
Net assets	$800,536,702
Shares outstanding	81,699,451
Net asset value per share	$9.80
Institutional 2 Class
Net assets	$109,275,741
Shares outstanding	11,167,322
Net asset value per share	$9.79
Institutional 3 Class
Net assets	$267,786,620
Shares outstanding	27,346,996
Net asset value per share	$9.79
Class S
Net assets	$6,389,527
Shares outstanding	652,046
Net asset value per share	$9.80
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2026

Statement of Operations
Year Ended March 31, 2026

Net investment income
Income:
Dividends — affiliated issuers	$1,661,371
Interest	78,816,619
Interfund lending	1,577
Foreign taxes withheld	(928)
Total income	80,478,639
Expenses:
Management services fees	6,737,672
Distribution and/or service fees
Class A	924,867
Class C	147,660
Transfer agent fees
Class A	302,305
Class C	15,090
Institutional Class	653,503
Institutional 2 Class	50,334
Institutional 3 Class	12,773
Class S	5,881
Custodian fees	31,521
Printing and postage fees	82,476
Registration fees	160,170
Accounting services fees	43,778
Legal fees	41,244
Compensation of chief compliance officer	218
Compensation of board members	26,824
Deferred compensation of board members	57,787
Other	38,221
Total expenses	9,332,324
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,426,458)
Fees waived by transfer agent
Institutional 2 Class	(44,862)
Institutional 3 Class	(12,773)
Expense reduction	(920)
Total net expenses	7,847,311
Net investment income	72,631,328
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,725,065
Investments — affiliated issuers	(6,782)
Futures contracts	(6,930,927)
Net realized loss	(212,644)
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	(1,654,080)
Investments — affiliated issuers	(1,369)
Futures contracts	3,929,615
Net change in unrealized appreciation (depreciation)	2,274,166
Net realized and unrealized gain	2,061,522
Net increase in net assets resulting from operations	$74,692,850
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Statement of Changes in Net Assets

	Year Ended March 31, 2026	Year Ended March 31, 2025
Operations
Net investment income	$72,631,328	$53,978,802
Net realized gain (loss)	(212,644)	2,179,429
Net change in unrealized appreciation (depreciation)	2,274,166	13,122,974
Net increase in net assets resulting from operations	74,692,850	69,281,205
Distributions to shareholders
Net investment income and net realized gains
Class A	(16,171,415)	(11,543,981)
Advisor Class	—	(1,734,196)
Class C	(706,115)	(487,429)
Institutional Class	(37,060,911)	(23,391,102)
Institutional 2 Class	(4,586,449)	(2,468,023)
Institutional 3 Class	(14,174,025)	(14,442,758)
Class R	—	(337)
Class S	(333,471)	(191,941)
Total distributions to shareholders	(73,032,386)	(54,259,767)
Increase in net assets from capital stock activity	211,421,329	586,408,928
Total increase in net assets	213,081,793	601,430,366
Net assets at beginning of year	1,452,800,365	851,369,999
Net assets at end of year	$1,665,882,158	$1,452,800,365
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2026

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	March 31, 2026		March 31, 2025
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	30,344,135	299,012,466	14,715,180	143,815,709
Distributions reinvested	1,581,746	15,586,206	1,114,834	10,890,102
Shares redeemed	(15,208,025)	(149,851,601)	(8,051,497)	(78,608,317)
Net increase	16,717,856	164,747,071	7,778,517	76,097,494
Advisor Class
Shares sold	—	—	4,083,469	39,848,083
Distributions reinvested	—	—	125,897	1,226,127
Shares redeemed	—	—	(8,706,822)	(84,903,112)
Net decrease	—	—	(4,497,456)	(43,828,902)
Class C
Shares sold	942,861	9,266,237	1,135,498	11,068,927
Distributions reinvested	71,781	705,720	49,523	482,792
Shares redeemed	(506,737)	(4,977,023)	(529,111)	(5,159,981)
Net increase	507,905	4,994,934	655,910	6,391,738
Institutional Class
Shares sold	51,434,309	505,668,654	60,667,358	591,276,553
Distributions reinvested	3,375,200	33,203,253	2,062,636	20,135,930
Shares redeemed	(46,204,002)	(454,761,451)	(19,058,406)	(185,866,213)
Net increase	8,605,507	84,110,456	43,671,588	425,546,270
Institutional 2 Class
Shares sold	7,574,106	74,412,958	6,105,514	59,564,724
Distributions reinvested	459,536	4,516,044	247,721	2,414,587
Shares redeemed	(5,021,488)	(49,317,668)	(1,669,019)	(16,268,119)
Net increase	3,012,154	29,611,334	4,684,216	45,711,192
Institutional 3 Class
Shares sold	10,510,628	103,258,648	13,089,669	127,746,823
Distributions reinvested	473,165	4,653,201	240,380	2,345,580
Shares redeemed	(18,123,195)	(178,517,167)	(6,274,413)	(61,214,303)
Net increase (decrease)	(7,139,402)	(70,605,318)	7,055,636	68,878,100
Class R
Shares redeemed	—	—	(22,282)	(214,013)
Net decrease	—	—	(22,282)	(214,013)
Class S
Shares sold	11,252	110,771	878,520	8,613,706
Distributions reinvested	33,828	332,713	19,618	191,863
Shares redeemed	(191,111)	(1,880,632)	(100,061)	(978,520)
Net increase (decrease)	(146,031)	(1,437,148)	798,077	7,827,049
Total net increase	21,557,989	211,421,329	60,124,206	586,408,928
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher. A zero balance may reflect an amount rounding to less than $0.01 or 0.01%.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Class A
Year Ended 3/31/2026	$9.80	0.43	0.01	0.44	(0.43)	(0.43)
Year Ended 3/31/2025	$9.65	0.44	0.15	0.59	(0.44)	(0.44)
Year Ended 3/31/2024	$9.47	0.36	0.19	0.55	(0.37)	(0.37)
Year Ended 3/31/2023	$9.75	0.25	(0.28)	(0.03)	(0.25)	(0.25)
Year Ended 3/31/2022	$10.11	0.12	(0.35)	(0.23)	(0.13)	(0.13)
Class C
Year Ended 3/31/2026	$9.78	0.37	0.02	0.39	(0.38)	(0.38)
Year Ended 3/31/2025	$9.63	0.39	0.15	0.54	(0.39)	(0.39)
Year Ended 3/31/2024	$9.45	0.31	0.19	0.50	(0.32)	(0.32)
Year Ended 3/31/2023	$9.73	0.19	(0.28)	(0.09)	(0.19)	(0.19)
Year Ended 3/31/2022	$10.08	0.07	(0.35)	(0.28)	(0.07)	(0.07)
Institutional Class
Year Ended 3/31/2026	$9.79	0.45	0.02	0.47	(0.46)	(0.46)
Year Ended 3/31/2025	$9.64	0.47	0.14	0.61	(0.46)	(0.46)
Year Ended 3/31/2024	$9.46	0.39	0.18	0.57	(0.39)	(0.39)
Year Ended 3/31/2023	$9.74	0.27	(0.28)	(0.01)	(0.27)	(0.27)
Year Ended 3/31/2022	$10.09	0.15	(0.35)	(0.20)	(0.15)	(0.15)
Institutional 2 Class
Year Ended 3/31/2026	$9.77	0.46	0.02	0.48	(0.46)	(0.46)
Year Ended 3/31/2025	$9.63	0.47	0.14	0.61	(0.47)	(0.47)
Year Ended 3/31/2024	$9.45	0.39	0.19	0.58	(0.40)	(0.40)
Year Ended 3/31/2023	$9.73	0.27	(0.27)	0.00	(0.28)	(0.28)
Year Ended 3/31/2022	$10.08	0.16	(0.35)	(0.19)	(0.16)	(0.16)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 3/31/2026	$9.81	4.58%	0.79%	0.70% (c)	4.35%	76%	$460,720
Year Ended 3/31/2025	$9.80	6.23%	0.81%	0.68% (c)	4.48%	66%	$296,326
Year Ended 3/31/2024	$9.65	5.93%	0.86%	0.70% (c)	3.83%	81%	$216,785
Year Ended 3/31/2023	$9.47	(0.31% )	0.84%	0.72% (c)	2.61%	35%	$212,800
Year Ended 3/31/2022	$9.75	(2.33% )	0.84%	0.74% (c)	1.22%	96%	$232,895
Class C
Year Ended 3/31/2026	$9.79	4.01%	1.34%	1.25% (c)	3.80%	76%	$21,173
Year Ended 3/31/2025	$9.78	5.65%	1.36%	1.23% (c)	3.94%	66%	$16,182
Year Ended 3/31/2024	$9.63	5.35%	1.41%	1.25% (c)	3.27%	81%	$9,619
Year Ended 3/31/2023	$9.45	(0.86% )	1.39%	1.27% (c)	2.02%	35%	$10,270
Year Ended 3/31/2022	$9.73	(2.77% )	1.46%	1.29% (c)	0.68%	96%	$13,238
Institutional Class
Year Ended 3/31/2026	$9.80	4.84%	0.53%	0.45% (c)	4.61%	76%	$800,537
Year Ended 3/31/2025	$9.79	6.49%	0.56%	0.43% (c)	4.75%	66%	$715,419
Year Ended 3/31/2024	$9.64	6.20%	0.61%	0.45% (c)	4.11%	81%	$283,667
Year Ended 3/31/2023	$9.46	(0.07% )	0.59%	0.47% (c)	2.86%	35%	$187,176
Year Ended 3/31/2022	$9.74	(1.99% )	0.59%	0.49% (c)	1.47%	96%	$198,640
Institutional 2 Class
Year Ended 3/31/2026	$9.79	5.02%	0.50%	0.37%	4.67%	76%	$109,276
Year Ended 3/31/2025	$9.77	6.45%	0.52%	0.37%	4.82%	66%	$79,713
Year Ended 3/31/2024	$9.63	6.28%	0.54%	0.37%	4.19%	81%	$33,417
Year Ended 3/31/2023	$9.45	0.01%	0.51%	0.39%	2.88%	35%	$21,879
Year Ended 3/31/2022	$9.73	(1.92% )	0.52%	0.42%	1.57%	96%	$26,761
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Total distributions to shareholders
Institutional 3 Class
Year Ended 3/31/2026	$9.78	0.46	0.01	0.47	(0.46)	(0.46)
Year Ended 3/31/2025	$9.64	0.47	0.14	0.61	(0.47)	(0.47)
Year Ended 3/31/2024	$9.45	0.39	0.20	0.59	(0.40)	(0.40)
Year Ended 3/31/2023	$9.73	0.28	(0.28)	0.00	(0.28)	(0.28)
Year Ended 3/31/2022	$10.09	0.16	(0.35)	(0.19)	(0.17)	(0.17)
Class S
Year Ended 3/31/2026	$9.79	0.45	0.02	0.47	(0.46)	(0.46)
Year Ended 3/31/2025(d)	$9.85	0.23	(0.06)(e)	0.17	(0.23)	(0.23)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	The benefits derived from expense reductions had an impact of less than 0.01%.
(d)	Class S shares commenced operations on October 2, 2024. Per share data and total return reflect activity from that date.
(e)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio. For a new share class, the difference may be due to the timing of the commencement of operations for the share class.

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Short Term Bond Fund  | 2026

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 3/31/2026	$9.79	4.92%	0.46%	0.36%	4.69%	76%	$267,787
Year Ended 3/31/2025	$9.78	6.48%	0.47%	0.34%	4.82%	66%	$337,349
Year Ended 3/31/2024	$9.64	6.45%	0.48%	0.32%	4.18%	81%	$264,307
Year Ended 3/31/2023	$9.45	0.06%	0.46%	0.34%	2.93%	35%	$461,623
Year Ended 3/31/2022	$9.73	(1.97% )	0.46%	0.37%	1.60%	96%	$688,879
Class S
Year Ended 3/31/2026	$9.80	4.84%	0.53%	0.44% (c)	4.61%	76%	$6,390
Year Ended 3/31/2025 (d)	$9.79	1.80%	0.56%	0.44%	4.83%	66%	$7,812
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Short Term Bond Fund  | 2026

Notes to Financial Statements
March 31, 2026
Note 1. Organization
Columbia Short Term Bond Fund (the Fund), a series of Columbia Funds Series Trust (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Institutional Class, Institutional 2 Class, Institutional 3 Class and Class S shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
The intent of FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures. The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Debt securities generally are valued based on prices obtained from pricing services, which are intended to reflect market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques that take into account, as applicable, factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as approved independent broker-dealer quotes. Debt securities for which quotations are not readily available or not believed to be reflective of market value may also be valued based upon a bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.

Columbia Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Asset- and mortgage-backed securities are generally valued by pricing services, which utilize pricing models that incorporate the securities’ cash flow and loan performance data. These models also take into account available market data, including trades, market quotations, and benchmark yield curves for identical or similar securities. Factors used to identify similar securities may include, but are not limited to, issuer, collateral type, vintage, prepayment speeds, collateral performance, credit ratings, credit enhancement and expected life. Asset-backed securities for which quotations are readily available may also be valued based upon an over-the-counter or exchange bid quote from an approved independent broker-dealer. Debt securities maturing in 60 days or less are valued primarily at amortized market value, unless this method results in a valuation that management believes does not approximate fair value.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Futures and options on futures contracts are valued based upon the settlement price at the close of regular trading on their principal exchanges or, in the absence of a settlement price, at the mean of the latest quoted bid and ask prices.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Derivative instruments
The Fund invests in certain derivative instruments, as detailed below, in seeking to meet its investment objectives. Derivatives are instruments whose values depend on, or are derived from, in whole or in part, the value of one or more securities, currencies, commodities, indices, or other assets or instruments. Derivatives may be used to increase investment flexibility (including to maintain cash reserves while maintaining desired exposure to certain assets), for risk management (hedging) purposes, to facilitate trading, to reduce transaction costs and to pursue higher investment returns. The Fund may also use derivative instruments to mitigate certain investment risks, such as foreign currency exchange rate risk, interest rate risk and credit risk. Derivatives may involve various risks, including the potential inability of the counterparty to fulfill its obligations under the terms of the contract, the potential for an illiquid secondary market (making it difficult for the Fund to sell or terminate, including at favorable prices) and the potential for market movements which may expose the Fund to gains or losses in excess of the amount shown in the Statement of Assets and Liabilities. The notional exposure of a financial instrument is the nominal or face amount that is used to calculate payments made on that instrument and/or changes in value for the instrument. The notional exposure is a hypothetical underlying quantity upon which payment obligations are computed. Notional exposures provide a gauge for how the Fund may behave given changes in the underlying rate, asset or reference instrument and individual markets. The notional amounts of derivative instruments, if applicable, are not recorded in the financial statements.
A derivative instrument may suffer a marked-to-market loss if the value of the contract decreases due to an unfavorable change in the market rates or values of the underlying instrument. Losses can also occur if the counterparty does not perform its obligations under the contract. The Fund’s risk of loss from counterparty credit risk on over-the-counter derivatives is generally expected to be limited to the aggregate unrealized gain netted against any collateral held by the Fund and the amount of any variation margin held by the counterparty, plus any replacement costs or related amounts. With exchange-traded or centrally cleared derivatives, there is reduced counterparty credit risk to the Fund since the clearinghouse or central counterparty provides some protection in the case of clearing member default. The clearinghouse stands between the buyer and the seller of the contract; therefore, the primary counterparty credit risk is the risk of failure of the clearinghouse. However, credit risk still exists in exchange-traded and centrally cleared derivatives with respect to any
Columbia Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
collateral that is held in a broker’s customer accounts. While clearing brokers are required to segregate customer margin from their own assets, in the event that a clearing broker becomes insolvent or goes into bankruptcy and at that time there is a shortfall in the aggregate amount of margin held by the clearing broker for all its clients and such shortfall is remedied by the central counterparty or otherwise, U.S. bankruptcy laws will typically allocate that shortfall on a pro-rata basis across all the clearing broker’s customers (including the Fund) by account class, potentially resulting in losses to the Fund.
In connection with certain over-the-counter derivatives, the Fund may enter into an International Swaps and Derivatives Association, Inc. Master Agreement (ISDA Master Agreement) or similar agreement with its derivatives counterparties. An ISDA Master Agreement is an agreement between the Fund and a counterparty that governs over-the-counter derivatives and foreign exchange forward contracts and contains, among other things, collateral posting terms and netting provisions in the event of a default and/or termination event. Under an ISDA Master Agreement, the Fund may, under certain circumstances, offset with the counterparty certain derivative instruments’ payables and/or receivables with collateral held and/or posted and create one single net payment. The provisions of the ISDA Master Agreement typically permit a single net payment in the event of default (close-out netting), including the bankruptcy or insolvency of the counterparty. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset or netting in bankruptcy, insolvency or other events.
Collateral (margin) requirements differ by type of derivative. Margin requirements are established by the clearinghouse or central counterparty for exchange-traded and centrally cleared derivatives. Brokers can ask for margin in excess of the minimum in certain circumstances. Collateral terms for most over-the-counter derivatives are subject to regulatory requirements to exchange variation margin with trading counterparties and may have contract specific margin terms as well. For over-the-counter derivatives traded under an ISDA Master Agreement, the collateral requirements are typically calculated by netting the marked-to-market amount for each transaction under such agreement and comparing that amount to the value of any variation margin currently pledged by the Fund and/or the counterparty. Generally, the amount of collateral due from or to a party has to exceed a minimum transfer amount threshold (e.g., $250,000) before a transfer has to be made. To the extent amounts due to the Fund from its counterparties are not fully collateralized, contractually or otherwise, the Fund bears the risk of loss from counterparty nonperformance. The Fund may also pay interest expense on cash collateral received from the broker or receive interest income on cash collateral pledged to the broker. The Fund attempts to mitigate counterparty risk by only entering into agreements with counterparties that it believes have the financial resources to honor their obligations and by monitoring the financial stability of those counterparties.
Certain ISDA Master Agreements allow counterparties of over-the-counter derivatives transactions to terminate derivatives contracts prior to maturity in the event the Fund’s net asset value declines by a stated percentage over a specified time period or if the Fund fails to meet certain terms of the ISDA Master Agreement, which would cause the Fund to accelerate payment of any net liability owed to the counterparty.  The Fund also has termination rights if the counterparty fails to meet certain terms of the ISDA Master Agreement.  In determining whether to exercise such termination rights, the Fund would consider, in addition to counterparty credit risk, whether termination would result in a net liability owed from the counterparty.
For financial reporting purposes, the Fund does not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
Futures contracts
Futures contracts are exchange-traded and represent commitments for the future purchase or sale of an asset at a specified price on a specified date. The Fund bought and sold futures contracts to manage its exposure to the securities markets or to movements in interest rates and currency values. A Fund invests in futures contracts as part of its primary investment strategy and/or to equitize its cash flows. Investments in futures contracts may increase or decrease exposure to a particular market. These instruments may be used for other purposes in future periods. Upon entering into futures contracts, the Fund bears risks that it may not achieve the anticipated benefits of the futures contracts and may realize a loss. Additional risks include counterparty credit risk, the possibility of an illiquid market, and that a change in the value of the contract or option may not correlate with changes in the value of the underlying asset.

Columbia Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Upon entering into a futures contract, the Fund deposits cash or securities with the broker, known as a futures commission merchant (FCM), in an amount sufficient to meet the initial margin requirement. The initial margin deposit must be maintained at an established level over the life of the contract. Cash deposited as initial margin is recorded in the Statement of Assets and Liabilities as margin deposits. Securities deposited as initial margin are designated in the Portfolio of Investments. Subsequent payments (variation margin) are made or received by the Fund each day. The variation margin payments are equal to the daily change in the contract value and are recorded as variation margin receivable or payable and are offset in unrealized gains or losses. The Fund generally expects to earn interest income on its margin deposits. The Fund recognizes a realized gain or loss when the contract is closed or expires. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed in the Statement of Assets and Liabilities.
Effects of derivative transactions in the financial statements
The following tables are intended to provide additional information about the effect of derivatives on the financial statements of the Fund, including: the fair value of derivatives by risk category and the location of those fair values in the Statement of Assets and Liabilities; and the impact of derivative transactions over the period in the Statement of Operations, including realized and unrealized gains (losses). The derivative instrument schedules following the Portfolio of Investments present additional information regarding derivative instruments outstanding at the end of the period, if any.
The following table is a summary of the fair value of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) at March 31, 2026:
Asset derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized appreciation on futures contracts	5,081,584 *

Liability derivatives
Risk exposure category	Statement of assets and liabilities location	Fair value ($)
Interest rate risk	Component of total distributable earnings (loss) — unrealized depreciation on futures contracts	2,975,034 *

*
Includes cumulative appreciation (depreciation) as reported in the tables following the Portfolio of Investments. Only the current day’s variation margin for futures and centrally cleared swaps, if any, is reported in receivables or payables in the Statement of Assets and Liabilities.

The following table indicates the effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) in the Statement of Operations for the year ended March 31, 2026:
Amount of realized gain (loss) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	(6,930,927)

Change in unrealized appreciation (depreciation) on derivatives recognized in income
Risk exposure category	Futures contracts ($)
Interest rate risk	3,929,615
The following table is a summary of the average daily outstanding volume by derivative instrument for the year ended March 31, 2026:
Derivative instrument	Average notional amounts ($)
Futures contracts — long	457,857,848
Futures contracts — short	348,094,083
Columbia Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Asset- and mortgage-backed securities
The Fund may invest in asset-backed and mortgage-backed securities. The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. All, or a portion, of the obligation may be prepaid at any time because the underlying asset may be prepaid. As a result, decreasing market interest rates could result in an increased level of prepayment. An increased prepayment rate will have the effect of shortening the maturity of the security. Unless otherwise noted, the coupon rates presented are fixed rates.
Delayed delivery securities
The Fund may trade securities on other than normal settlement terms, including securities purchased or sold on a “when-issued” or "forward commitment" basis. This may increase risk to the Fund since the other party to the transaction may fail to deliver, which could cause the Fund to subsequently invest at less advantageous prices. The Fund designates cash or liquid securities in an amount equal to the delayed delivery commitment.
To be announced securities
The Fund may trade securities on a To Be Announced (TBA) basis. As with other delayed-delivery transactions, a seller agrees to issue a TBA security at a future date. However, the seller does not specify the particular securities to be delivered. Instead, the Fund agrees to accept any security that meets specified terms.
In some cases, Master Securities Forward Transaction Agreements (MSFTAs) may be used to govern transactions of certain forward-settling agency mortgage-backed securities, such as delayed-delivery and TBAs, between the Fund and counterparty. The MSFTA maintains provisions for, among other things, initiation and confirmation, payment and transfer, events of default, termination, and maintenance of collateral relating to such transactions.
Mortgage dollar roll transactions
The Fund may enter into mortgage “dollar rolls” in which the Fund sells securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar but not identical securities (same type, coupon and maturity) on a specified future date. These transactions may increase the Fund’s portfolio turnover rate. During the roll period, the Fund loses the right to receive principal and interest paid on the securities sold. However, the Fund may benefit because it receives negotiated amounts in the form of reductions of the purchase price for the future purchase plus the interest earned on the cash proceeds of the securities sold until the settlement date of the forward purchase. The Fund records the incremental difference between the forward purchase and sale of each forward roll as a realized gain or loss. Unless any realized gains exceed the income, capital appreciation, and gain or loss due to mortgage prepayments that would have been realized on the securities sold as part of the mortgage dollar roll, the use of this technique may diminish the investment performance of the Fund compared to what the performance would have been without the use of mortgage dollar rolls. Mortgage dollar rolls involve the risk that the market value of the securities the Fund is obligated to repurchase may decline below the repurchase price, or that the counterparty may default on its obligations. All cash proceeds will be invested in instruments that are permissible investments for the Fund. The Fund identifies cash or liquid securities in an amount equal to the forward purchase price. The Fund does not currently enter into mortgage dollar rolls that are accounted for as financing transactions.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Interest income is recorded on an accrual basis. Market premiums and discounts, including original issue discounts, are amortized and accreted, respectively, over the expected life of the security on all debt securities, unless otherwise noted. The Fund classifies gains and losses realized on prepayments received on mortgage-backed securities as adjustments to interest income.

Columbia Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
The Fund may place a debt security on non-accrual status and reduce related interest income when it becomes probable that the interest will not be collected and the amount of uncollectible interest can be reasonably estimated. The Fund may also adjust accrual rates when it becomes probable the full interest will not be collected and a partial payment will be received. A defaulted debt security is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.
Dividend income is recorded on the ex-dividend date.
The value of additional securities received as an income payment through a payment-in-kind, if any, is recorded as interest income and increases the cost basis of such securities.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared daily and paid monthly. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Columbia Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice and is responsible for administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.43% to 0.28% as the Fund’s net assets increase. The effective management services fee rate for the year ended March 31, 2026 was 0.42% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective August 1, 2025 through July 31, 2026, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class. Prior to August 1, 2025, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.02% and Institutional 3 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class.

Columbia Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
For the year ended March 31, 2026, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.08
Class C	0.08
Institutional Class	0.08
Institutional 2 Class	0.01
Institutional 3 Class	0.00
Class S	0.08
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended March 31, 2026, these minimum account balance fees reduced total expenses of the Fund by $920.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly combined distribution and service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A shares of the Fund. Also under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class C shares of the Fund and a monthly distribution fee to the Distributor at the maximum annual rate of 0.55% of the average daily net assets attributable to Class C shares of the Fund.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended March 31, 2026, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	1.00	0.50 - 1.00 (a)	558,987
Class C	—	1.00 (b)	7,024

(a)
For purchases made on or after August 1, 2024, this charge is imposed on certain investments of $500,000 or more redeemed within 12 months after purchase, with certain limited exceptions. For purchases made prior to August 1, 2024, this charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.
Columbia Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
	August 1, 2025 through July 31, 2026 (%)	Prior to August 1, 2025 (%)
Class A	0.71	0.71
Class C	1.26	1.26
Institutional Class	0.46	0.46
Institutional 2 Class	0.37	0.37
Institutional 3 Class	0.37	0.35
Class S	0.46	0.46
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective August 1, 2025 through July 31, 2026, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.00% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to August 1, 2025, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.02% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At March 31, 2026, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, derivative investments, tax straddles, principal and/or interest from fixed income securities, capital loss carryforwards, trustees’ deferred compensation and distributions. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Undistributed net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
720,182	(720,182)	—

Columbia Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
The tax character of distributions paid during the years indicated was as follows:
Year Ended March 31, 2026			Year Ended March 31, 2025
Ordinary income ($)	Long-term capital gains ($)	Total ($)	Ordinary income ($)	Long-term capital gains ($)	Total ($)
73,032,386	—	73,032,386	54,259,767	—	54,259,767
Short-term capital gain distributions, if any, are considered ordinary income distributions for tax purposes.
At March 31, 2026, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized (depreciation) ($)
6,406,784	—	(39,745,890)	(3,901,416)
At March 31, 2026, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized (depreciation) ($)
1,684,187,459	7,430,458	(11,331,874)	(3,901,416)
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at March 31, 2026, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended March 31, 2026, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(8,926,796)	(30,819,094)	(39,745,890)	2,098,542
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $1,369,144,467 and $1,184,404,428, respectively, for the year ended March 31, 2026, of which $204,651,397 and $202,434,055, respectively, were U.S. government securities. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring
Columbia Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended March 31, 2026 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Lender	1,900,000	4.53	7
Interest income earned by the Fund is recorded as Interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at March 31, 2026.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 23, 2025 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $750 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 23, 2025 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended March 31, 2026.
Note 9. Risks and uncertainties
An investment in the Fund involves risks, including market risk and concentration risk, among others. The value of the Fund’s holdings and the Fund’s net asset value may go down. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally.
Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances,

Columbia Short Term Bond Fund  | 2026

Notes to Financial Statements (continued)
March 31, 2026
such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
To the extent that the Fund concentrates its investment in particular issuers, countries, geographic regions, industries or sectors, the Fund may be subject to greater risks of adverse developments in such areas of focus than a fund that invests in a wider variety of issuers, countries, geographic regions, industries, sectors or investments.
Additional risk factors of the Fund are described more fully in the Fund’s Prospectus and Statement of Additional Information.
Shareholder concentration risk
At March 31, 2026, affiliated shareholders of record owned 32.3% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, it is inherently difficult to determine whether any loss is probable or even reasonably possible, or to reasonably estimate the amount of any loss that may result from such matters. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief, and may lead to further claims, examinations, adverse publicity or reputational damage, each of which could have a material adverse effect on the consolidated financial condition or results of operations or financial condition of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Short Term Bond Fund  | 2026

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust and Shareholders of Columbia Short Term Bond Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Short Term Bond Fund (one of the funds constituting Columbia Funds Series Trust, referred to hereafter as the "Fund") as of March 31, 2026, the related statement of operations for the year ended March 31, 2026, the statement of changes in net assets for each of the two years in the period ended March 31, 2026, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of March 31, 2026, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended March 31, 2026 and the financial highlights for each of the periods indicated therein in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of March 31, 2026 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
May 26, 2026
We have served as the auditor of one or more investment companies in the Columbia Funds Complex since 1977.

Columbia Short Term Bond Fund  | 2026

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended March 31, 2026. Shareholders will be notified in early 2027 of the amounts for use in preparing 2026 income tax returns.
Section 163(j) Interest Dividends
99.63%
Section 163(j) Interest Dividends. The percentage of ordinary income distributed during the fiscal year that shareholders may treat as interest income for purposes of IRC Section 163(j), subject to holding period requirements and other limitations.
Columbia Short Term Bond Fund  | 2026

Columbia Short Term Bond Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments® (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2026 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN222_(05/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in “Compensation of board members” and “Deferred compensation of board members” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR. Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in “Compensation of chief compliance officer” on each Fund’s Statement of Operations as part of the Registrant’s financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Not applicable.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are effective and adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Columbia Funds Series Trust

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer
Date:	May 26, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Michael G. Clarke
Name:	Michael G. Clarke
Title:	President and Principal Executive Officer
Date:	May 26, 2026

By:	/s/ Charles H. Chiesa
Name:	Charles H. Chiesa
Title:	Treasurer, Chief Financial Officer, Chief Accounting Officer and Principal Financial Officer
Date:	May 26, 2026